UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 1,005.40	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37
Class T
Actual	$ 1,000.00	$ 1,005.40	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Class B
Actual	$ 1,000.00	$ 1,002.00	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.82
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class C
Actual	$ 1,000.00	$ 1,000.50	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.22
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,006.80	$ 2.10
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.11
Institutional Class
Actual	$ 1,000.00	$ 1,006.80	$ 2.05
HypotheticalA	$ 1,000.00	$ 1,022.82	$ 2.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.67%
Class T	.68%
Class B	1.36%
Class C	1.44%
Intermediate Municipal Income	.42%
Institutional Class	.41%

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	15.6
Texas	14.7	14.1
New York	12.4	12.9
Illinois	9.5	10.9
Florida	6.5	4.6
Top Five Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	39.1
Special Tax	12.5	10.7
Health Care	11.1	8.9
Escrowed/Pre-Refunded	10.0	11.3
Electric Utilities	8.7	8.8
Weighted Average Maturity as of June 30, 2008
		6 months ago
Years	5.5	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	4.9	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
AAA 24.0%	AAA 60.7%
AA,A 64.5%	AA,A 29.6%
BBB 5.4%	BBB 5.8%
BB and Below 0.2%	BB and Below 0.5%
Not Rated 2.2%	Not Rated 1.3%
Net Other Assets 3.7%	Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,252
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,210
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,328
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,986
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,887
5.5% 1/1/22	2,300	2,105
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,073
		17,841
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,094
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 A:
5% 1/1/10	500	516
5% 1/1/11	1,000	1,035
5% 1/1/12	1,200	1,252
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,136
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/20 (AMBAC Insured)	2,365	2,467
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,303
5.25% 7/1/11 (e)	2,250	2,304
5.5% 7/1/12 (e)	2,450	2,537
5.5% 7/1/13 (e)	1,005	1,043
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,149
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/08	2,000	2,007
5% 9/1/09	3,740	3,826
5% 9/1/10	1,000	1,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	$ 1,500	$ 1,551
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,135
		24,289
California - 15.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,262
5.5% 5/1/15 (AMBAC Insured)	2,600	2,766
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	15,200	16,237
5% 7/1/15 (MBIA Insured)	6,100	6,516
5.25% 1/1/11	700	737
5.25% 7/1/12	1,210	1,296
5.25% 7/1/13	7,000	7,567
5.25% 7/1/13 (MBIA Insured)	10,300	11,129
5.25% 7/1/14	15,400	16,759
5.25% 7/1/14 (FGIC Insured)	9,700	10,545
Series 2008 A, 5% 7/1/09	5,000	5,160
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	88
5% 2/1/11	2,650	2,768
5% 10/1/13	1,550	1,651
5% 11/1/13	4,000	4,265
5% 3/1/15	3,000	3,188
5% 8/1/16	6,070	6,459
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,878
5% 3/1/26	2,200	2,215
5% 6/1/27 (AMBAC Insured)	1,800	1,821
5% 2/1/31 (MBIA Insured)	1,900	1,887
5% 8/1/33	4,300	4,245
5.125% 11/1/24	1,900	1,944
5.125% 2/1/26	1,200	1,219
5.25% 2/1/11	3,700	3,888
5.25% 3/1/12	2,210	2,345
5.25% 2/1/15	5,000	5,327
5.25% 2/1/16	8,500	9,028
5.25% 2/1/27 (MBIA Insured)	1,605	1,638
5.25% 2/1/28	3,400	3,462
5.25% 11/1/29	1,200	1,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 6,100	$ 6,127
5.25% 12/1/33	110	111
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,298
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,199
5.25% 3/1/38	12,700	12,756
5.5% 3/1/11	8,500	8,997
5.5% 4/1/13	1,400	1,515
5.5% 4/1/13 (AMBAC Insured)	1,000	1,081
5.5% 8/1/29 (c)	13,900	14,456
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,425
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,104
5.5% 8/1/30 (c)	10,000	10,376
5.5% 11/1/33	21,355	22,008
5.75% 10/1/10	2,200	2,343
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,125
Series 2008 L, 5.125% 7/1/22	3,800	3,796
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.5%, tender 6/15/11 (d)	9,000	8,932
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	16,596	9,445
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,307
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,630
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,037
Series 2005 K, 5% 11/1/16	7,195	7,559
5% 11/1/14 (FGIC Insured)	5,000	5,334
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,081
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,308
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,422
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	$ 1,900	$ 1,761
0% 1/15/27 (a)	1,000	887
5% 1/15/16 (MBIA Insured)	1,000	1,020
5.75% 1/15/40	1,600	1,552
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,264
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,229
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,443
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,584
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,700
5% 1/1/11 (FSA Insured) (e)	1,740	1,778
5% 1/1/12 (FSA Insured) (e)	1,835	1,877
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,922
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,231
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,136
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,520
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,814
Riverside County Trans. Commission Sales Tax Rev. 5%, tender 12/1/09 (d)	9,700	9,979
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,481
5.25% 10/1/10	1,620	1,685
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,421
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	4,300	4,447
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	$ 5,000	$ 5,106
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	3,715	3,383
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,600	11,301
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	708
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,225
5% 5/15/16 (MBIA Insured)	6,880	7,432
		403,089
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,300
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.):
Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,400	1,450
Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,053
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,286
5% 11/15/14	1,165	1,215
Series F:
5% 11/15/13	1,285	1,342
5% 11/15/14	1,355	1,413
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,076
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	641
5% 7/1/12	675	667
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,842
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,347
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,169
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,344
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,076
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	993
		33,297
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,096
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,073
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,334
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,046
5.25% 6/1/10 (MBIA Insured)	1,980	2,002
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,905
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,340
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,070
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,072
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,529
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,817
		28,412
Florida - 6.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	390
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,255
5.25% 7/1/20 (MBIA Insured)	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	$ 15,000	$ 15,547
5% 3/1/12 (MBIA Insured)	4,000	4,140
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,447
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,838
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,235
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	20,854
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,819
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,701
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	702
Series 2008 A, 5.375% 7/1/28	3,375	3,533
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,149
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,498
Series 2006 G:
5% 11/15/12	1,000	1,044
5% 11/15/13	1,600	1,671
Series B, 5% 11/15/17	1,200	1,222
Series I, 5%, tender 11/16/09 (d)	5,000	5,074
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,818
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,568
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,808
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,978
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,023
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.): - continued
5% 11/15/14	$ 2,485	$ 2,579
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,020
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,695
5.25% 6/1/24 (AMBAC Insured)	3,850	3,885
5.25% 6/1/25 (AMBAC Insured)	4,050	4,078
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	600
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,305
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	2,500	2,458
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured)	2,700	2,813
5% 8/1/15 (AMBAC Insured)	5,990	6,240
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,438
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,948
5% 11/1/14 (FSA Insured)	1,825	1,932
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,809
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,724
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,102
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,064
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,104
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,471
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,061
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,617
		170,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	$ 1,620	$ 1,636
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,122
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,234
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,675
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,479
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	2,961
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,093
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,506
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,784
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,859
5% 9/15/14	3,000	2,878
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,887
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	8,928
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	874
		54,957
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,923
Illinois - 9.5%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,705
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	828
Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,000	678
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,901
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,606
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 C, 5% 1/1/35 (MBIA Insured)	$ 395	$ 395
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,378
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	5,739
Series A:
5.25% 1/1/29 (FSA Insured)	190	195
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	987
5.25% 1/1/33 (MBIA Insured)	775	782
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,445
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,759
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,022
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,937
5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,261
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,149
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,390
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,848
5.5% 1/1/18 (FGIC Insured)	370	386
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,346
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,048
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,550
Chicago Wtr. Rev. 5.25% 11/1/33 (FSA Insured)	4,500	4,600
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,031
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,454
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,032
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,141
5.25% 11/15/28 (MBIA Insured)	600	619
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,735
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,860
0% 11/1/17	2,700	1,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (d)(e)	$ 3,500	$ 3,478
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,380
5.5% 5/1/13 (FGIC Insured)	1,000	1,080
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,101
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,092
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,629
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,615
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,662
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,308
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,732
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,073
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	5,008
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,156
5% 10/1/09	1,000	1,023
5% 10/1/10	1,235	1,278
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,931
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	816
5% 11/1/13 (MBIA Insured)	2,050	2,135
5% 11/1/14 (MBIA Insured)	2,250	2,346
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,386
5.5% 8/1/10	1,400	1,475
5.5% 4/1/16 (FSA Insured)	1,000	1,065
5.5% 4/1/17 (MBIA Insured)	2,600	2,688
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
5.6% 4/1/21 (MBIA Insured)	2,800	2,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	$ 1,040	$ 1,046
7% 5/15/22	5,000	5,148
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,684
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,021
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,676
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,494
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	34,522
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,111
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,665
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,769
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,799
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,516
0% 12/1/14 (FSA Insured)	5,180	3,976
0% 12/1/15 (FSA Insured)	3,810	2,780
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,319
0% 12/1/10 (FSA Insured)	3,380	3,129
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,568
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,490
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,005
0% 6/15/16 (FGIC Insured)	2,050	1,429
0% 6/15/17 (FGIC Insured)	3,240	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/20 (FGIC Insured)	$ 1,400	$ 773
5% 12/15/28 (MBIA Insured)	1,000	1,008
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,199
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,307
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,365
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,047
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,906
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	858
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	746
		249,370
Indiana - 3.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,069
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,264
5% 7/10/14 (FSA Insured)	1,215	1,306
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,479
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,330
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,076
5% 1/15/12 (MBIA Insured)	1,295	1,363
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,822
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,383
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,861
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,101
5.25% 7/15/16 (FSA Insured)	2,095	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	$ 11,380	$ 13,067
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,176
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	14,450	14,464
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,117
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,006
0% 12/1/17 (AMBAC Insured)	1,470	958
0% 6/1/18 (AMBAC Insured)	1,740	1,098
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,135
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,642
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,661
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,300
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,173
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,317
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,010
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,675
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,434
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,049
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,568
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,411
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,061
		90,890
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	$ 2,230	$ 2,255
5.25% 12/1/11 (MBIA Insured)	1,805	1,825
Series II, 5.5% 11/1/19	1,000	1,064
5.5% 11/1/20	1,000	1,062
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,997
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,594
		9,797
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,680
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,330
		4,010
Louisiana - 0.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,052
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,864
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,164
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,309
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,111
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,126
5% 12/1/29 (MBIA Insured)	2,000	1,861
5.25% 12/1/23 (MBIA Insured)	1,740	1,738
		18,225
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	$ 2,065	$ 2,157
5.25% 7/1/32 (AMBAC Insured)	2,080	2,143
		6,223
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,732
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,316
(Univ. of Maryland Med. Sys. Proj.) Series 2005:
4% 7/1/09 (AMBAC Insured)	550	558
4% 7/1/10 (AMBAC Insured)	1,275	1,287
4% 7/1/11 (AMBAC Insured)	1,000	1,006
		6,899
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	272
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	735
5% 1/1/13	750	774
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,388
6.375% 8/1/15	2,460	2,594
6.375% 8/1/16	2,570	2,708
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,984
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,238
5.75% 6/15/13	3,000	3,201
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	15,995
5.25% 8/1/22 (FSA Insured)	3,300	3,523
5.25% 8/1/23 (FSA Insured)	1,600	1,702
5.25% 8/1/24 (FSA Insured)	4,000	4,240
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	$ 1,800	$ 1,908
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,323
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E2:
5% 7/1/10	3,825	3,932
5% 7/1/11	3,000	3,095
5% 7/1/12	2,075	2,143
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	984
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	966
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,549
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,330
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		81,490
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,084
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,572
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,105
5% 9/30/12 (MBIA Insured)	1,500	1,590
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,378
Detroit Swr. Disp. Rev.:
ARS Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	9,300
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,958
2.407% 7/1/32 (FSA Insured) (d)	5,560	4,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	$ 5,200	$ 4,974
5.25% 7/1/14 (MBIA Insured)	2,600	2,766
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,357
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,386
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,941
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,055
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,702
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,125
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,042
5.5% 3/1/17	1,885	1,955
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,042
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,200
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,002
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,513
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,105
		75,977
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,270
5.625% 12/1/22	575	576
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,012
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,502
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	406
5% 5/15/13	395	400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.): - continued
5% 5/15/14	$ 250	$ 252
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,502
		7,920
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,255
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,050
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,910
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,353
5% 8/15/13	1,500	1,548
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,323
		11,439
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,460
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,087
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,065
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,418
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,521
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,099
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,958
		22,161
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,229
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,493
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,083
Series 2008 E, 5% 7/1/11	5,000	5,203
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,306
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,072
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,040
5% 7/1/14	1,000	1,039
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,414
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,953
		22,603
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,409
3.5%, tender 2/1/09 (d)(e)	2,600	2,612
		5,021
New Jersey - 1.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,719
Series B:
5% 2/15/13	2,210	2,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.): - continued
Series B:
5.25% 2/15/10	$ 1,925	$ 1,954
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,584
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,049
5.25% 3/1/15	3,000	3,214
5.25% 3/1/21 (MBIA Insured)	1,200	1,261
5.25% 3/1/23	1,500	1,562
5.25% 3/1/25	4,200	4,362
5.25% 3/1/26	4,700	4,879
Series 2005 P, 5.125% 9/1/28	1,100	1,129
Series 2008 Y:
5% 9/1/10	1,000	1,039
5% 9/1/11	1,000	1,048
5% 9/1/12	2,545	2,682
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,219
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,282
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,686
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,070
		41,969
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,401
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,025	1,033
		3,434
New York - 12.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,158
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured)	1,800	1,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 4,740	$ 5,201
5.75% 5/1/22 (FSA Insured)	2,240	2,397
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,181
5.75% 5/1/19 (FSA Insured)	5,590	6,130
5.75% 5/1/22 (FSA Insured)	8,525	9,340
5.75% 5/1/25 (FSA Insured)	1,715	1,874
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,690
5% 6/1/11	1,075	1,123
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,595
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,063
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,857
Series 2000 A, 6.5% 5/15/11	155	166
Series 2002 C, 5.5% 8/1/13	2,000	2,156
Series 2005 F1, 5.25% 9/1/14	3,600	3,884
Series 2005 G, 5% 8/1/14	6,500	6,923
Series 2005 J, 5% 3/1/12	3,020	3,172
Series 2005 K, 5% 8/1/11	5,600	5,871
Series A, 5.25% 11/1/14 (MBIA Insured)	600	634
Series E, 5% 8/1/13	11,760	12,473
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,046
Series J, 5.5% 6/1/19	2,315	2,445
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,229
5% 6/15/39	1,600	1,610
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	11,865
Series A:
5.5% 11/1/26 (b)	4,590	4,824
6% 11/1/28 (b)	40,925	43,651
Series B, 5.25% 2/1/29 (b)	3,800	3,934
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,100	$ 1,168
Series C, 7.5% 7/1/10	3,265	3,409
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,433
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,874
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,080
Series 2008 A, 5.25% 11/15/36	8,800	8,910
Series A, 5%, tender 11/15/12 (d)	9,600	10,004
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,324
5.25% 1/1/27 (FSA Insured)	5,000	5,254
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,184
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,648
5% 4/1/14	1,500	1,609
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,792
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,072
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,987
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,037
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,841
Series A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,268
5.25% 6/1/22 (AMBAC Insured)	3,450	3,547
5.5% 6/1/14	4,780	4,858
5.5% 6/1/15	13,000	13,338
5.5% 6/1/16	20,000	20,516
5.5% 6/1/17	1,900	1,964
5.5% 6/1/19	1,000	1,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 3,900	$ 3,964
5.5% 6/1/15	4,900	5,027
5.5% 6/1/16	1,600	1,659
5.5% 6/1/17	7,950	8,219
5.5% 6/1/18	17,165	17,861
5.5% 6/1/19	4,700	4,913
5.5% 6/1/20	800	835
5.5% 6/1/22	600	622
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,054
		324,223
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,228
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,439
		5,667
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,678
5.25% 6/1/20 (AMBAC Insured)	1,520	1,588
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,343
5% 11/1/11 (FSA Insured)	1,200	1,246
5% 11/1/12 (FSA Insured)	1,300	1,354
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,494
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,648
5.75% 1/1/26	1,000	1,012
Series B:
6.125% 1/1/09	2,220	2,254
6.125% 1/1/09 (FGIC Insured)	5,000	5,076
Series C, 5.25% 1/1/10	2,630	2,691
Series D:
5.375% 1/1/10	3,360	3,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6% 1/1/09	$ 805	$ 817
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,440	1,505
		27,150
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,930
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,008
5% 7/1/14	1,000	1,001
		5,939
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,740
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,714
6% 6/1/42	1,500	1,300
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,145
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,142
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,221
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (d)	3,700	3,771
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,756
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,055
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	522
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,087
		18,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	$ 1,000	$ 883
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,114
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	7,936
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,666
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,314
5.5% 10/1/20 (FGIC Insured)	1,550	1,652
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,749
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,065
5% 12/15/14	850	905
		23,284
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	739
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,614
		2,353
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,620
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,246
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,522
Series B:
5% 6/15/11	1,800	1,869
5% 6/15/12	2,000	2,084
5% 6/15/13	2,000	2,088
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,360
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,398
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	$ 5,665	$ 5,683
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,119
5% 12/15/13	1,155	1,146
Series B, 5% 12/15/13	3,115	3,091
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	668
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	418
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,935
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,593
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,917
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,671
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,469
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,321
6.5% 11/1/16 (e)	1,100	1,150
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,284
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,343
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,192
Pennsylvania Tpk. Commission Tpk. Rev. Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,689
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,022
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,817
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	$ 3,360	$ 3,573
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	712
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,174
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	2,022
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,288
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,716
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,515
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,415
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,033
		90,646
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,758
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,174
		16,932
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,100
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	662
		2,762
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,826
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,424
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,637
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. 5% 12/1/10	$ 1,700	$ 1,780
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,454
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	781
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,127
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A:
3.25% 8/1/08 (FSA Insured)	1,150	1,151
3.5% 8/1/09 (FSA Insured)	1,200	1,215
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,148
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,098
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,411
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,188
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,417
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,851
		32,214
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,111
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,227
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,468
		6,806
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,996
5% 12/15/11	3,285	3,226
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C: - continued
6.25% 1/1/13 (MBIA Insured)	$ 1,700	$ 1,843
7.25% 1/1/10 (MBIA Insured)	8,000	8,475
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,824
5% 9/1/11 (MBIA Insured)	1,835	1,918
5% 9/1/13 (MBIA Insured)	2,010	2,120
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,112
		26,815
Texas - 14.7%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,338
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	667
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,768
Series B:
6% 1/1/18	1,000	998
6% 1/1/19	1,335	1,322
Austin Independent School District 5.25% 8/1/11	3,515	3,728
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,797
0% 11/15/12 (AMBAC Insured)	5,645	4,749
0% 5/15/17 (FGIC Insured)	1,900	1,247
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,117
5% 11/15/10 (MBIA Insured)	1,735	1,816
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,123
5.25% 2/15/42	6,000	6,112
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,097
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	186
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,278
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,332
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 207
Birdville Independent School District:
0% 2/15/12	4,150	3,630
5% 2/15/10	1,200	1,244
Boerne Independent School District 5.25% 2/1/35	1,300	1,325
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,083
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,600
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,686
5% 8/15/13	9,575	9,951
Clint Independent School District:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	878
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,507
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,618
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,631
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,624
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	18,841
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,215
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,122
Del Valle Independent School District 5.5% 2/1/11	1,350	1,428
Denton Independent School District 5% 8/15/33	5,300	5,309
DeSoto Independent School District 0% 8/15/18	2,195	1,379
Fort Worth Independent School District 5% 2/15/12	1,500	1,584
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,094
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,037
5.5% 2/15/12	2,180	2,261
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District:
5.5% 8/15/35	$ 15	$ 15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,463
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,544
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,265
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,070
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,220
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,305
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	253
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,309
0% 8/15/10 (AMBAC Insured)	2,200	2,048
0% 8/15/15	2,000	1,487
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,350
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,397
0% 12/1/11 (AMBAC Insured)	8,250	7,268
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	963
0% 2/15/10	2,320	2,211
0% 2/15/16	1,250	907
Irving Independent School District Series A, 0% 2/15/16	1,035	745
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	682
Series A, 0% 8/15/12	1,590	1,363
Kermit Independent School District 5.25% 2/15/32	2,400	2,462
Klein Independent School District Series A:
5% 8/1/13	1,455	1,554
5% 8/1/14	5,110	5,489
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,276
Lewisville Independent School District 0% 8/15/08	5,000	4,988
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,466
Lower Colorado River Auth. Rev. 5.75% 5/15/37	2,600	2,654
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev.: - continued
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	$ 2,200	$ 2,200
Manor Independent School District 5.25% 8/1/34	2,000	2,043
Mansfield Independent School District:
5.5% 2/15/13	230	243
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,426
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,067
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,669
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	906
5.5% 2/15/19	370	387
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,290
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	7,018
Mesquite Independent School District 5.375% 8/15/11	430	431
Midway Independent School District 0% 8/15/19	1,400	833
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,757
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,082
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,001
5.5% 8/15/26 (FGIC Insured)	1,225	1,261
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,202
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,819
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,314
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,178
North Texas Tollway Auth. Rev. Series A, 6% 1/1/23	2,200	2,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District:
Series A:
5.25% 2/15/17	$ 725	$ 762
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,398
5.5% 2/15/13	1,090	1,149
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,293
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,068
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,062
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	531
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,641
Prosper Independent School District:
5.125% 8/15/30	1,400	1,425
5.375% 8/15/33	7,340	7,676
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,278
Rockdale Independent School District 5.25% 2/15/37	2,020	2,058
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,097
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,439
5.625% 2/15/11	3,865	4,102
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,076
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,616
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,079
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,132
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,183
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,683
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.75% 2/1/11 (Escrowed to Maturity) (f)	$ 1,410	$ 1,463
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,861
5.25% 2/1/14 (MBIA Insured)	1,835	1,976
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	707
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,986
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,389
South San Antonio Independent School District 5% 8/15/35	1,050	1,054
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,129
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,117
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,727
5.375% 2/1/18	480	500
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,879
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,080
5.375% 8/1/10 (e)	1,915	1,994
0% 10/1/13	8,900	7,242
5% 10/1/12	3,500	3,722
5% 4/1/13	1,000	1,065
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,680
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,033
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,390
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,115
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,407
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.: - continued
Series B, 5.625% 7/15/21	$ 2,010	$ 2,064
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,328
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,141
Waller Independent School District:
5.5% 2/15/26	3,220	3,459
5.5% 2/15/33	4,160	4,382
5.5% 2/15/37	4,820	5,058
Waxahachie Independent School District:
0% 8/15/14	1,460	1,140
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,309
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,741
White Settlement Independent School District 5.75% 8/15/34	1,250	1,344
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	561
Ysleta Independent School District 0% 8/15/11	1,100	985
		383,247
Utah - 0.5%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,316
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,849
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,819
		11,984
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,251
6.125% 12/1/27 (AMBAC Insured)	2,800	2,817
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,048
5% 12/1/14 (FSA Insured)	1,200	1,262
5% 12/1/15 (FSA Insured)	1,000	1,052
		7,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,782
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,146
		4,928
Washington - 3.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,527
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,230
0% 6/1/17 (MBIA Insured)	2,800	1,825
0% 6/1/24 (MBIA Insured)	1,525	646
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,040
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,386
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,690
5.25% 1/1/11 (FSA Insured)	1,715	1,802
5% 1/1/10 (MBIA Insured)	2,000	2,056
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,715
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	479
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17 (MBIA Insured)	4,000	4,323
Series 2006 A, 5% 7/1/13	5,000	5,310
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	155
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,021
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,269
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,036
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,325
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	$ 1,000	$ 1,096
5.75% 12/1/20 (MBIA Insured)	1,000	1,094
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,653
0% 12/1/12 (FGIC Insured)	6,830	5,748
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,724
Series 2001 C:
5.25% 1/1/16	3,000	3,111
5.25% 1/1/26 (FSA Insured)	2,200	2,258
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,038
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,229
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,423
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,053
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,570
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,021
0% 7/1/10	2,250	2,112
0% 7/1/12 (MBIA Insured)	4,000	3,417
		91,253
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	771
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,594
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,958
		5,323
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,905	1,878
6.375% 6/1/32	1,300	1,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	$ 60	$ 64
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,031
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,062
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	865
(Ministry Health Care Proj.) Series 2008, 5% 8/1/34 (FSA Insured)	1,900	1,851
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,921
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,100
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,100
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,774
Series 2003 A, 5.5% 8/15/14	1,775	1,810
Series 2006 A, 5% 8/15/12	4,795	4,837
		20,570
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $2,515,344)	2,518,490
NET OTHER ASSETS - 3.7%	97,879
NET ASSETS - 100%	$ 2,616,369
Security Type Abbreviation
ARS	-	Auction Rate Security
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,518,490	$ -	$ 2,509,190	$ 9,300
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
(Amounts in thousands) Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(810)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(9)
Transfer in/out of Level 3	10,119
Ending Balance	$ 9,300

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.3%
Special Tax	12.5%
Health Care	11.1%
Escrowed/Pre-Refunded	10.0%
Electric Utilities	8.7%
Transportation	8.4%
Others* (individually less than 5%)	13.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,515,344)		$ 2,518,490
Cash		104,636
Receivable for investments sold		751
Receivable for fund shares sold		3,571
Interest receivable		31,605
Prepaid expenses		3
Other receivables		627
Total assets		2,659,683

Liabilities
Payable for investments purchased Regular delivery	$ 11,387
Delayed delivery	24,636
Payable for fund shares redeemed	3,579
Distributions payable	2,051
Accrued management fee	647
Distribution fees payable	12
Other affiliated payables	942
Other payables and accrued expenses	60
Total liabilities		43,314

Net Assets		$ 2,616,369
Net Assets consist of:
Paid in capital		$ 2,613,407
Undistributed net investment income		312
Accumulated undistributed net realized gain (loss) on investments		(496)
Net unrealized appreciation (depreciation) on investments		3,146
Net Assets		$ 2,616,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,990 ÷ 1,726 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class T: Net Asset Value and redemption price per share ($5,872 ÷ 597 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class B: Net Asset Value and offering price per share ($728 ÷ 74 shares)A	$ 9.84

Class C: Net Asset Value and offering price per share ($8,464 ÷ 860 shares)A	$ 9.84

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,504,698 ÷ 254,631 shares)	$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,617 ÷ 8,084 shares)	$ 9.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 48,077

Expenses
Management fee	$ 3,587
Transfer agent fees	903
Distribution fees	54
Accounting fees and expenses	210
Custodian fees and expenses	16
Independent trustees' compensation	5
Registration fees	137
Audit	26
Legal	3
Miscellaneous	7
Total expenses before reductions	4,948
Expense reductions	(804)	4,144
Net investment income		43,933
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(998)
Swap agreements	833
Total net realized gain (loss)		(165)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,705)
Swap agreements	(574)
Total change in net unrealized appreciation (depreciation)		(33,279)
Net gain (loss)		(33,444)
Net increase (decrease) in net assets resulting from operations		$ 10,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,933	$ 79,249
Net realized gain (loss)	(165)	1,676
Change in net unrealized appreciation (depreciation)	(33,279)	(1,242)
Net increase (decrease) in net assets resulting from operations	10,489	79,683
Distributions to shareholders from net investment income	(43,913)	(79,332)
Distributions to shareholders from net realized gain	(448)	(3,109)
Total distributions	(44,361)	(82,441)
Share transactions - net increase (decrease)	567,766	24,345
Redemption fees	23	61
Total increase (decrease) in net assets	533,917	21,648

Net Assets
Beginning of period	2,082,452	2,060,804
End of period (including undistributed net investment income of $312 and undistributed net investment income of $292, respectively)	$ 2,616,369	$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.171	.357	.365	.060
Net realized and unrealized gain (loss)	(.117)	.005	.003	.051
Total from investment operations	.054	.362	.368	.111
Distributions from net investment income	(.172)	(.357)	(.365)	(.061)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.174)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.54%	3.71%	3.77%	1.12%
Ratios to Average Net AssetsF, I
Expenses before reductions	.67% A	.68%	.63%	.61%A
Expenses net of fee waivers, if any	.67%A	.68%	.63%	.61%A
Expenses net of all reductions	.61%A	.61%	.50%	.60%A
Net investment income	3.48%A	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,990	$ 6,211	$ 1,811	$ 101
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.172	.355	.358	.050
Net realized and unrealized gain (loss)	(.118)	.006	.004	.059
Total from investment operations	.054	.361	.362	.109
Distributions from net investment income	(.172)	(.356)	(.359)	(.059)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.174)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.54%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.68%A	.68%	.68%	.78%A
Expenses net of all reductions	.61%A	.63%	.59%	.76%A
Net investment income	3.47%A	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,872	$ 5,282	$ 4,408	$ 411
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.138	.289	.294	.047
Net realized and unrealized gain (loss)	(.118)	.003	.002	.051
Total from investment operations	.020	.292	.296	.098
Distributions from net investment income	(.138)	(.287)	(.293)	(.048)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.140)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.20%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.36%A	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.29%A	1.30%	1.25%	1.35%A
Net investment income	2.79%A	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 728	$ 546	$ 304	$ 101
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.134	.283	.285	.046
Net realized and unrealized gain (loss)	(.128)	.004	.012	.051
Total from investment operations	.006	.287	.297	.097
Distributions from net investment income	(.134)	(.282)	(.284)	(.047)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.136)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.97	$ 9.98	$ 9.97
Total ReturnB, C, D	.05%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.44%A	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.37%A	1.35%	1.34%	1.45%A
Net investment income	2.71%A	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,464	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Income from Investment Operations
Net investment income D	.185	.381	.385	.385	.395	.410
Net realized and unrealized gain (loss)	(.118)	.006	.002	(.131)	(.022)	.120
Total from investment operations	.067	.387	.387	.254	.373	.530
Distributions from net investment income	(.185)	(.382)	(.384)	(.384)	(.395)	(.410)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.050)	(.038)	(.140)
Total distributions	(.187)	(.397)	(.387)	(.434)	(.433)	(.550)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Total Return B, C	.68%	3.97%	3.97%	2.56%	3.74%	5.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.42% A	.42%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%A	.42%	.43%	.42%	.43%	.44%
Expenses net of all reductions	.35%A	.37%	.34%	.36%	.42%	.43%
Net investment income	3.74%A	3.85%	3.88%	3.82%	3.89%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 2,505	$ 2,013	$ 2,016	$ 1,941	$ 1,813	$ 1,798
Portfolio turnover rateF	10%A	18%	24%	24%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.185	.378	.382	.061
Net realized and unrealized gain (loss)	(.117)	.006	.014	.052
Total from investment operations	.068	.384	.396	.113
Distributions from net investment income	(.186)	(.379)	(.383)	(.063)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.188)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.85	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	.68%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.41% A	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.41%A	.44%	.49%	.48%A
Expenses net of all reductions	.34%A	.39%	.36%	.47%A
Net investment income	3.75%A	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,617	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

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2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,211,797
Unrealized depreciation	(25,816,296)
Net unrealized appreciation (depreciation)	$ 3,395,501
Cost for federal income tax purposes	$ 2,515,094,105

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

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3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,709,281 and $119,591,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .30% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,497	$ 5,216
Class T	0%	.25%	7,278	144
Class B	.65%	.25%	2,917	2,229
Class C	.75%	.25%	30,220	17,470
			$ 53,912	$ 25,059

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,129
Class T	419
Class B*	1,470
Class C*	404
$ 7,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4,484.08
Class T	2,608.09
Class B	386.12
Class C	2,967.10
Intermediate Municipal Income	869,868.08
Institutional Class	22,635.07
	$ 902,948

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,114 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

$15,533 and $210,356, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,659
Class T	1,445
Class B	173
Class C	1,503
Intermediate Municipal Income	556,375
Institutional Class	15,956
$ 578,111

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 183,751	$ 124,745
Class T	100,446	159,794
Class B	8,931	11,453
Class C	80,105	58,079
Intermediate Municipal Income	42,325,963	76,819,880
Institutional Class	1,213,667	2,158,325
Total	$ 43,912,863	$ 79,332,276
From net realized gain
Class A	$ 1,433	$ 4,962
Class T	1,131	7,091
Class B	116	552
Class C	845	2,989
Intermediate Municipal Income	432,565	3,039,548
Institutional Class	11,984	53,769
Total	$ 448,074	$ 3,108,911

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	1,272,647	564,006	$ 12,703,200	$ 5,574,638
Reinvestment of distributions	15,592	10,803	154,547	107,073
Shares redeemed	(185,221)	(133,055)	(1,850,068)	(1,316,589)
Net increase (decrease)	1,103,018	441,754	$ 11,007,679	$ 4,365,122
Class T
Shares sold	113,162	187,303	$ 1,134,944	$ 1,858,696
Reinvestment of distributions	7,327	13,122	72,668	130,016
Shares redeemed	(53,913)	(112,246)	(535,866)	(1,112,184)
Net increase (decrease)	66,576	88,179	$ 671,746	$ 876,528
Class B
Shares sold	45,206	31,294	$ 450,917	$ 309,783
Reinvestment of distributions	545	754	5,409	7,464
Shares redeemed	(26,618)	(7,672)	(266,688)	(75,905)
Net increase (decrease)	19,133	24,376	$ 189,638	$ 241,342
Class C
Shares sold	568,730	325,025	$ 5,667,675	$ 3,224,697
Reinvestment of distributions	4,081	2,865	40,463	28,391
Shares redeemed	(54,201)	(123,487)	(539,828)	(1,217,653)
Net increase (decrease)	518,610	204,403	$ 5,168,310	$ 2,035,435
Intermediate Municipal Income
Shares sold	74,746,500	45,692,563	$ 743,070,983	$ 452,920,096
Reinvestment of distributions	3,169,484	5,772,347	31,433,227	57,180,438
Shares redeemed	(25,418,096)	(52,587,486)	(250,496,132)	(520,433,674)
Net increase (decrease)	52,497,888	(1,122,576)	$ 524,008,078	$ (10,333,140)
Institutional Class
Shares sold	3,658,963	7,226,151	$ 36,504,253	$ 71,708,265
Reinvestment of distributions	85,712	178,347	850,816	1,766,387
Shares redeemed	(1,064,620)	(4,661,146)	(10,635,095)	(46,314,145)
Net increase (decrease)	2,680,055	2,743,352	$ 26,719,974	$ 27,160,507

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
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Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Intermediate Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

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Board Approval of Investment Advisory Contracts and
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Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LIM-USAN-0808
1.787784.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 1,005.40	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37
Class T
Actual	$ 1,000.00	$ 1,005.40	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Class B
Actual	$ 1,000.00	$ 1,002.00	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.82
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class C
Actual	$ 1,000.00	$ 1,000.50	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.22
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,006.80	$ 2.10
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.11
Institutional Class
Actual	$ 1,000.00	$ 1,006.80	$ 2.05
HypotheticalA	$ 1,000.00	$ 1,022.82	$ 2.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.67%
Class T	.68%
Class B	1.36%
Class C	1.44%
Intermediate Municipal Income	.42%
Institutional Class	.41%

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	15.6
Texas	14.7	14.1
New York	12.4	12.9
Illinois	9.5	10.9
Florida	6.5	4.6
Top Five Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	39.1
Special Tax	12.5	10.7
Health Care	11.1	8.9
Escrowed/Pre-Refunded	10.0	11.3
Electric Utilities	8.7	8.8
Weighted Average Maturity as of June 30, 2008
		6 months ago
Years	5.5	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	4.9	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
AAA 24.0%	AAA 60.7%
AA,A 64.5%	AA,A 29.6%
BBB 5.4%	BBB 5.8%
BB and Below 0.2%	BB and Below 0.5%
Not Rated 2.2%	Not Rated 1.3%
Net Other Assets 3.7%	Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,252
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,210
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,328
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,986
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,887
5.5% 1/1/22	2,300	2,105
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,073
		17,841
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,094
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 A:
5% 1/1/10	500	516
5% 1/1/11	1,000	1,035
5% 1/1/12	1,200	1,252
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,136
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/20 (AMBAC Insured)	2,365	2,467
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,303
5.25% 7/1/11 (e)	2,250	2,304
5.5% 7/1/12 (e)	2,450	2,537
5.5% 7/1/13 (e)	1,005	1,043
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,149
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/08	2,000	2,007
5% 9/1/09	3,740	3,826
5% 9/1/10	1,000	1,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	$ 1,500	$ 1,551
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,135
		24,289
California - 15.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,262
5.5% 5/1/15 (AMBAC Insured)	2,600	2,766
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	15,200	16,237
5% 7/1/15 (MBIA Insured)	6,100	6,516
5.25% 1/1/11	700	737
5.25% 7/1/12	1,210	1,296
5.25% 7/1/13	7,000	7,567
5.25% 7/1/13 (MBIA Insured)	10,300	11,129
5.25% 7/1/14	15,400	16,759
5.25% 7/1/14 (FGIC Insured)	9,700	10,545
Series 2008 A, 5% 7/1/09	5,000	5,160
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	88
5% 2/1/11	2,650	2,768
5% 10/1/13	1,550	1,651
5% 11/1/13	4,000	4,265
5% 3/1/15	3,000	3,188
5% 8/1/16	6,070	6,459
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,878
5% 3/1/26	2,200	2,215
5% 6/1/27 (AMBAC Insured)	1,800	1,821
5% 2/1/31 (MBIA Insured)	1,900	1,887
5% 8/1/33	4,300	4,245
5.125% 11/1/24	1,900	1,944
5.125% 2/1/26	1,200	1,219
5.25% 2/1/11	3,700	3,888
5.25% 3/1/12	2,210	2,345
5.25% 2/1/15	5,000	5,327
5.25% 2/1/16	8,500	9,028
5.25% 2/1/27 (MBIA Insured)	1,605	1,638
5.25% 2/1/28	3,400	3,462
5.25% 11/1/29	1,200	1,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 6,100	$ 6,127
5.25% 12/1/33	110	111
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,298
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,199
5.25% 3/1/38	12,700	12,756
5.5% 3/1/11	8,500	8,997
5.5% 4/1/13	1,400	1,515
5.5% 4/1/13 (AMBAC Insured)	1,000	1,081
5.5% 8/1/29 (c)	13,900	14,456
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,425
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,104
5.5% 8/1/30 (c)	10,000	10,376
5.5% 11/1/33	21,355	22,008
5.75% 10/1/10	2,200	2,343
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,125
Series 2008 L, 5.125% 7/1/22	3,800	3,796
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.5%, tender 6/15/11 (d)	9,000	8,932
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	16,596	9,445
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,307
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,630
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,037
Series 2005 K, 5% 11/1/16	7,195	7,559
5% 11/1/14 (FGIC Insured)	5,000	5,334
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,081
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,308
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,422
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	$ 1,900	$ 1,761
0% 1/15/27 (a)	1,000	887
5% 1/15/16 (MBIA Insured)	1,000	1,020
5.75% 1/15/40	1,600	1,552
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,264
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,229
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,443
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,584
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,700
5% 1/1/11 (FSA Insured) (e)	1,740	1,778
5% 1/1/12 (FSA Insured) (e)	1,835	1,877
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,922
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,231
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,136
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,520
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,814
Riverside County Trans. Commission Sales Tax Rev. 5%, tender 12/1/09 (d)	9,700	9,979
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,481
5.25% 10/1/10	1,620	1,685
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,421
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	4,300	4,447
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	$ 5,000	$ 5,106
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	3,715	3,383
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,600	11,301
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	708
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,225
5% 5/15/16 (MBIA Insured)	6,880	7,432
		403,089
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,300
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.):
Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,400	1,450
Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,053
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,286
5% 11/15/14	1,165	1,215
Series F:
5% 11/15/13	1,285	1,342
5% 11/15/14	1,355	1,413
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,076
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	641
5% 7/1/12	675	667
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,842
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,347
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,169
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,344
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,076
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	993
		33,297
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,096
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,073
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,334
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,046
5.25% 6/1/10 (MBIA Insured)	1,980	2,002
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,905
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,340
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,070
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,072
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,529
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,817
		28,412
Florida - 6.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	390
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,255
5.25% 7/1/20 (MBIA Insured)	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	$ 15,000	$ 15,547
5% 3/1/12 (MBIA Insured)	4,000	4,140
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,447
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,838
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,235
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	20,854
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,819
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,701
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	702
Series 2008 A, 5.375% 7/1/28	3,375	3,533
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,149
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,498
Series 2006 G:
5% 11/15/12	1,000	1,044
5% 11/15/13	1,600	1,671
Series B, 5% 11/15/17	1,200	1,222
Series I, 5%, tender 11/16/09 (d)	5,000	5,074
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,818
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,568
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,808
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,978
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,023
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.): - continued
5% 11/15/14	$ 2,485	$ 2,579
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,020
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,695
5.25% 6/1/24 (AMBAC Insured)	3,850	3,885
5.25% 6/1/25 (AMBAC Insured)	4,050	4,078
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	600
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,305
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	2,500	2,458
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured)	2,700	2,813
5% 8/1/15 (AMBAC Insured)	5,990	6,240
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,438
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,948
5% 11/1/14 (FSA Insured)	1,825	1,932
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,809
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,724
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,102
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,064
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,104
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,471
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,061
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,617
		170,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	$ 1,620	$ 1,636
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,122
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,234
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,675
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,479
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	2,961
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,093
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,506
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,784
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,859
5% 9/15/14	3,000	2,878
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,887
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	8,928
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	874
		54,957
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,923
Illinois - 9.5%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,705
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	828
Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,000	678
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,901
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,606
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 C, 5% 1/1/35 (MBIA Insured)	$ 395	$ 395
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,378
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	5,739
Series A:
5.25% 1/1/29 (FSA Insured)	190	195
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	987
5.25% 1/1/33 (MBIA Insured)	775	782
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,445
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,759
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,022
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,937
5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,261
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,149
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,390
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,848
5.5% 1/1/18 (FGIC Insured)	370	386
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,346
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,048
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,550
Chicago Wtr. Rev. 5.25% 11/1/33 (FSA Insured)	4,500	4,600
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,031
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,454
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,032
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,141
5.25% 11/15/28 (MBIA Insured)	600	619
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,735
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,860
0% 11/1/17	2,700	1,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (d)(e)	$ 3,500	$ 3,478
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,380
5.5% 5/1/13 (FGIC Insured)	1,000	1,080
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,101
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,092
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,629
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,615
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,662
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,308
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,732
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,073
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	5,008
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,156
5% 10/1/09	1,000	1,023
5% 10/1/10	1,235	1,278
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,931
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	816
5% 11/1/13 (MBIA Insured)	2,050	2,135
5% 11/1/14 (MBIA Insured)	2,250	2,346
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,386
5.5% 8/1/10	1,400	1,475
5.5% 4/1/16 (FSA Insured)	1,000	1,065
5.5% 4/1/17 (MBIA Insured)	2,600	2,688
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
5.6% 4/1/21 (MBIA Insured)	2,800	2,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	$ 1,040	$ 1,046
7% 5/15/22	5,000	5,148
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,684
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,021
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,676
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,494
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	34,522
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,111
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,665
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,769
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,799
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,516
0% 12/1/14 (FSA Insured)	5,180	3,976
0% 12/1/15 (FSA Insured)	3,810	2,780
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,319
0% 12/1/10 (FSA Insured)	3,380	3,129
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,568
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,490
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,005
0% 6/15/16 (FGIC Insured)	2,050	1,429
0% 6/15/17 (FGIC Insured)	3,240	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/20 (FGIC Insured)	$ 1,400	$ 773
5% 12/15/28 (MBIA Insured)	1,000	1,008
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,199
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,307
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,365
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,047
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,906
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	858
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	746
		249,370
Indiana - 3.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,069
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,264
5% 7/10/14 (FSA Insured)	1,215	1,306
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,479
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,330
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,076
5% 1/15/12 (MBIA Insured)	1,295	1,363
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,822
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,383
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,861
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,101
5.25% 7/15/16 (FSA Insured)	2,095	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	$ 11,380	$ 13,067
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,176
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	14,450	14,464
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,117
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,006
0% 12/1/17 (AMBAC Insured)	1,470	958
0% 6/1/18 (AMBAC Insured)	1,740	1,098
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,135
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,642
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,661
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,300
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,173
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,317
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,010
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,675
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,434
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,049
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,568
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,411
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,061
		90,890
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	$ 2,230	$ 2,255
5.25% 12/1/11 (MBIA Insured)	1,805	1,825
Series II, 5.5% 11/1/19	1,000	1,064
5.5% 11/1/20	1,000	1,062
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,997
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,594
		9,797
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,680
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,330
		4,010
Louisiana - 0.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,052
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,864
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,164
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,309
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,111
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,126
5% 12/1/29 (MBIA Insured)	2,000	1,861
5.25% 12/1/23 (MBIA Insured)	1,740	1,738
		18,225
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	$ 2,065	$ 2,157
5.25% 7/1/32 (AMBAC Insured)	2,080	2,143
		6,223
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,732
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,316
(Univ. of Maryland Med. Sys. Proj.) Series 2005:
4% 7/1/09 (AMBAC Insured)	550	558
4% 7/1/10 (AMBAC Insured)	1,275	1,287
4% 7/1/11 (AMBAC Insured)	1,000	1,006
		6,899
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	272
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	735
5% 1/1/13	750	774
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,388
6.375% 8/1/15	2,460	2,594
6.375% 8/1/16	2,570	2,708
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,984
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,238
5.75% 6/15/13	3,000	3,201
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	15,995
5.25% 8/1/22 (FSA Insured)	3,300	3,523
5.25% 8/1/23 (FSA Insured)	1,600	1,702
5.25% 8/1/24 (FSA Insured)	4,000	4,240
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	$ 1,800	$ 1,908
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,323
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E2:
5% 7/1/10	3,825	3,932
5% 7/1/11	3,000	3,095
5% 7/1/12	2,075	2,143
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	984
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	966
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,549
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,330
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		81,490
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,084
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,572
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,105
5% 9/30/12 (MBIA Insured)	1,500	1,590
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,378
Detroit Swr. Disp. Rev.:
ARS Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	9,300
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,958
2.407% 7/1/32 (FSA Insured) (d)	5,560	4,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	$ 5,200	$ 4,974
5.25% 7/1/14 (MBIA Insured)	2,600	2,766
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,357
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,386
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,941
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,055
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,702
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,125
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,042
5.5% 3/1/17	1,885	1,955
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,042
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,200
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,002
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,513
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,105
		75,977
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,270
5.625% 12/1/22	575	576
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,012
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,502
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	406
5% 5/15/13	395	400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.): - continued
5% 5/15/14	$ 250	$ 252
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,502
		7,920
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,255
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,050
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,910
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,353
5% 8/15/13	1,500	1,548
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,323
		11,439
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,460
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,087
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,065
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,418
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,521
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,099
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,958
		22,161
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,229
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,493
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,083
Series 2008 E, 5% 7/1/11	5,000	5,203
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,306
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,072
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,040
5% 7/1/14	1,000	1,039
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,414
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,953
		22,603
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,409
3.5%, tender 2/1/09 (d)(e)	2,600	2,612
		5,021
New Jersey - 1.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,719
Series B:
5% 2/15/13	2,210	2,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.): - continued
Series B:
5.25% 2/15/10	$ 1,925	$ 1,954
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,584
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,049
5.25% 3/1/15	3,000	3,214
5.25% 3/1/21 (MBIA Insured)	1,200	1,261
5.25% 3/1/23	1,500	1,562
5.25% 3/1/25	4,200	4,362
5.25% 3/1/26	4,700	4,879
Series 2005 P, 5.125% 9/1/28	1,100	1,129
Series 2008 Y:
5% 9/1/10	1,000	1,039
5% 9/1/11	1,000	1,048
5% 9/1/12	2,545	2,682
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,219
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,282
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,686
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,070
		41,969
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,401
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,025	1,033
		3,434
New York - 12.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,158
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured)	1,800	1,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 4,740	$ 5,201
5.75% 5/1/22 (FSA Insured)	2,240	2,397
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,181
5.75% 5/1/19 (FSA Insured)	5,590	6,130
5.75% 5/1/22 (FSA Insured)	8,525	9,340
5.75% 5/1/25 (FSA Insured)	1,715	1,874
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,690
5% 6/1/11	1,075	1,123
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,595
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,063
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,857
Series 2000 A, 6.5% 5/15/11	155	166
Series 2002 C, 5.5% 8/1/13	2,000	2,156
Series 2005 F1, 5.25% 9/1/14	3,600	3,884
Series 2005 G, 5% 8/1/14	6,500	6,923
Series 2005 J, 5% 3/1/12	3,020	3,172
Series 2005 K, 5% 8/1/11	5,600	5,871
Series A, 5.25% 11/1/14 (MBIA Insured)	600	634
Series E, 5% 8/1/13	11,760	12,473
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,046
Series J, 5.5% 6/1/19	2,315	2,445
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,229
5% 6/15/39	1,600	1,610
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	11,865
Series A:
5.5% 11/1/26 (b)	4,590	4,824
6% 11/1/28 (b)	40,925	43,651
Series B, 5.25% 2/1/29 (b)	3,800	3,934
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,100	$ 1,168
Series C, 7.5% 7/1/10	3,265	3,409
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,433
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,874
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,080
Series 2008 A, 5.25% 11/15/36	8,800	8,910
Series A, 5%, tender 11/15/12 (d)	9,600	10,004
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,324
5.25% 1/1/27 (FSA Insured)	5,000	5,254
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,184
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,648
5% 4/1/14	1,500	1,609
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,792
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,072
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,987
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,037
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,841
Series A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,268
5.25% 6/1/22 (AMBAC Insured)	3,450	3,547
5.5% 6/1/14	4,780	4,858
5.5% 6/1/15	13,000	13,338
5.5% 6/1/16	20,000	20,516
5.5% 6/1/17	1,900	1,964
5.5% 6/1/19	1,000	1,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 3,900	$ 3,964
5.5% 6/1/15	4,900	5,027
5.5% 6/1/16	1,600	1,659
5.5% 6/1/17	7,950	8,219
5.5% 6/1/18	17,165	17,861
5.5% 6/1/19	4,700	4,913
5.5% 6/1/20	800	835
5.5% 6/1/22	600	622
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,054
		324,223
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,228
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,439
		5,667
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,678
5.25% 6/1/20 (AMBAC Insured)	1,520	1,588
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,343
5% 11/1/11 (FSA Insured)	1,200	1,246
5% 11/1/12 (FSA Insured)	1,300	1,354
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,494
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,648
5.75% 1/1/26	1,000	1,012
Series B:
6.125% 1/1/09	2,220	2,254
6.125% 1/1/09 (FGIC Insured)	5,000	5,076
Series C, 5.25% 1/1/10	2,630	2,691
Series D:
5.375% 1/1/10	3,360	3,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6% 1/1/09	$ 805	$ 817
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,440	1,505
		27,150
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,930
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,008
5% 7/1/14	1,000	1,001
		5,939
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,740
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,714
6% 6/1/42	1,500	1,300
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,145
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,142
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,221
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (d)	3,700	3,771
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,756
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,055
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	522
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,087
		18,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	$ 1,000	$ 883
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,114
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	7,936
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,666
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,314
5.5% 10/1/20 (FGIC Insured)	1,550	1,652
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,749
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,065
5% 12/15/14	850	905
		23,284
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	739
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,614
		2,353
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,620
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,246
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,522
Series B:
5% 6/15/11	1,800	1,869
5% 6/15/12	2,000	2,084
5% 6/15/13	2,000	2,088
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,360
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,398
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	$ 5,665	$ 5,683
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,119
5% 12/15/13	1,155	1,146
Series B, 5% 12/15/13	3,115	3,091
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	668
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	418
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,935
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,593
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,917
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,671
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,469
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,321
6.5% 11/1/16 (e)	1,100	1,150
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,284
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,343
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,192
Pennsylvania Tpk. Commission Tpk. Rev. Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,689
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,022
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,817
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	$ 3,360	$ 3,573
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	712
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,174
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	2,022
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,288
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,716
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,515
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,415
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,033
		90,646
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,758
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,174
		16,932
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,100
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	662
		2,762
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,826
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,424
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,637
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. 5% 12/1/10	$ 1,700	$ 1,780
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,454
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	781
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,127
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A:
3.25% 8/1/08 (FSA Insured)	1,150	1,151
3.5% 8/1/09 (FSA Insured)	1,200	1,215
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,148
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,098
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,411
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,188
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,417
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,851
		32,214
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,111
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,227
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,468
		6,806
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,996
5% 12/15/11	3,285	3,226
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C: - continued
6.25% 1/1/13 (MBIA Insured)	$ 1,700	$ 1,843
7.25% 1/1/10 (MBIA Insured)	8,000	8,475
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,824
5% 9/1/11 (MBIA Insured)	1,835	1,918
5% 9/1/13 (MBIA Insured)	2,010	2,120
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,112
		26,815
Texas - 14.7%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,338
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	667
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,768
Series B:
6% 1/1/18	1,000	998
6% 1/1/19	1,335	1,322
Austin Independent School District 5.25% 8/1/11	3,515	3,728
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,797
0% 11/15/12 (AMBAC Insured)	5,645	4,749
0% 5/15/17 (FGIC Insured)	1,900	1,247
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,117
5% 11/15/10 (MBIA Insured)	1,735	1,816
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,123
5.25% 2/15/42	6,000	6,112
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,097
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	186
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,278
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,332
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 207
Birdville Independent School District:
0% 2/15/12	4,150	3,630
5% 2/15/10	1,200	1,244
Boerne Independent School District 5.25% 2/1/35	1,300	1,325
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,083
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,600
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,686
5% 8/15/13	9,575	9,951
Clint Independent School District:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	878
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,507
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,618
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,631
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,624
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	18,841
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,215
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,122
Del Valle Independent School District 5.5% 2/1/11	1,350	1,428
Denton Independent School District 5% 8/15/33	5,300	5,309
DeSoto Independent School District 0% 8/15/18	2,195	1,379
Fort Worth Independent School District 5% 2/15/12	1,500	1,584
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,094
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,037
5.5% 2/15/12	2,180	2,261
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District:
5.5% 8/15/35	$ 15	$ 15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,463
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,544
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,265
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,070
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,220
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,305
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	253
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,309
0% 8/15/10 (AMBAC Insured)	2,200	2,048
0% 8/15/15	2,000	1,487
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,350
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,397
0% 12/1/11 (AMBAC Insured)	8,250	7,268
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	963
0% 2/15/10	2,320	2,211
0% 2/15/16	1,250	907
Irving Independent School District Series A, 0% 2/15/16	1,035	745
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	682
Series A, 0% 8/15/12	1,590	1,363
Kermit Independent School District 5.25% 2/15/32	2,400	2,462
Klein Independent School District Series A:
5% 8/1/13	1,455	1,554
5% 8/1/14	5,110	5,489
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,276
Lewisville Independent School District 0% 8/15/08	5,000	4,988
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,466
Lower Colorado River Auth. Rev. 5.75% 5/15/37	2,600	2,654
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev.: - continued
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	$ 2,200	$ 2,200
Manor Independent School District 5.25% 8/1/34	2,000	2,043
Mansfield Independent School District:
5.5% 2/15/13	230	243
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,426
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,067
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,669
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	906
5.5% 2/15/19	370	387
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,290
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	7,018
Mesquite Independent School District 5.375% 8/15/11	430	431
Midway Independent School District 0% 8/15/19	1,400	833
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,757
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,082
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,001
5.5% 8/15/26 (FGIC Insured)	1,225	1,261
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,202
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,819
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,314
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,178
North Texas Tollway Auth. Rev. Series A, 6% 1/1/23	2,200	2,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District:
Series A:
5.25% 2/15/17	$ 725	$ 762
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,398
5.5% 2/15/13	1,090	1,149
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,293
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,068
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,062
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	531
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,641
Prosper Independent School District:
5.125% 8/15/30	1,400	1,425
5.375% 8/15/33	7,340	7,676
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,278
Rockdale Independent School District 5.25% 2/15/37	2,020	2,058
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,097
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,439
5.625% 2/15/11	3,865	4,102
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,076
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,616
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,079
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,132
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,183
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,683
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.75% 2/1/11 (Escrowed to Maturity) (f)	$ 1,410	$ 1,463
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,861
5.25% 2/1/14 (MBIA Insured)	1,835	1,976
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	707
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,986
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,389
South San Antonio Independent School District 5% 8/15/35	1,050	1,054
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,129
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,117
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,727
5.375% 2/1/18	480	500
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,879
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,080
5.375% 8/1/10 (e)	1,915	1,994
0% 10/1/13	8,900	7,242
5% 10/1/12	3,500	3,722
5% 4/1/13	1,000	1,065
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,680
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,033
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,390
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,115
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,407
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.: - continued
Series B, 5.625% 7/15/21	$ 2,010	$ 2,064
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,328
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,141
Waller Independent School District:
5.5% 2/15/26	3,220	3,459
5.5% 2/15/33	4,160	4,382
5.5% 2/15/37	4,820	5,058
Waxahachie Independent School District:
0% 8/15/14	1,460	1,140
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,309
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,741
White Settlement Independent School District 5.75% 8/15/34	1,250	1,344
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	561
Ysleta Independent School District 0% 8/15/11	1,100	985
		383,247
Utah - 0.5%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,316
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,849
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,819
		11,984
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,251
6.125% 12/1/27 (AMBAC Insured)	2,800	2,817
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,048
5% 12/1/14 (FSA Insured)	1,200	1,262
5% 12/1/15 (FSA Insured)	1,000	1,052
		7,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,782
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,146
		4,928
Washington - 3.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,527
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,230
0% 6/1/17 (MBIA Insured)	2,800	1,825
0% 6/1/24 (MBIA Insured)	1,525	646
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,040
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,386
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,690
5.25% 1/1/11 (FSA Insured)	1,715	1,802
5% 1/1/10 (MBIA Insured)	2,000	2,056
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,715
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	479
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17 (MBIA Insured)	4,000	4,323
Series 2006 A, 5% 7/1/13	5,000	5,310
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	155
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,021
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,269
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,036
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,325
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	$ 1,000	$ 1,096
5.75% 12/1/20 (MBIA Insured)	1,000	1,094
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,653
0% 12/1/12 (FGIC Insured)	6,830	5,748
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,724
Series 2001 C:
5.25% 1/1/16	3,000	3,111
5.25% 1/1/26 (FSA Insured)	2,200	2,258
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,038
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,229
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,423
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,053
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,570
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,021
0% 7/1/10	2,250	2,112
0% 7/1/12 (MBIA Insured)	4,000	3,417
		91,253
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	771
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,594
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,958
		5,323
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,905	1,878
6.375% 6/1/32	1,300	1,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	$ 60	$ 64
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,031
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,062
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	865
(Ministry Health Care Proj.) Series 2008, 5% 8/1/34 (FSA Insured)	1,900	1,851
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,921
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,100
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,100
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,774
Series 2003 A, 5.5% 8/15/14	1,775	1,810
Series 2006 A, 5% 8/15/12	4,795	4,837
		20,570
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $2,515,344)	2,518,490
NET OTHER ASSETS - 3.7%	97,879
NET ASSETS - 100%	$ 2,616,369
Security Type Abbreviation
ARS	-	Auction Rate Security
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,518,490	$ -	$ 2,509,190	$ 9,300
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
(Amounts in thousands) Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(810)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(9)
Transfer in/out of Level 3	10,119
Ending Balance	$ 9,300

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.3%
Special Tax	12.5%
Health Care	11.1%
Escrowed/Pre-Refunded	10.0%
Electric Utilities	8.7%
Transportation	8.4%
Others* (individually less than 5%)	13.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,515,344)		$ 2,518,490
Cash		104,636
Receivable for investments sold		751
Receivable for fund shares sold		3,571
Interest receivable		31,605
Prepaid expenses		3
Other receivables		627
Total assets		2,659,683

Liabilities
Payable for investments purchased Regular delivery	$ 11,387
Delayed delivery	24,636
Payable for fund shares redeemed	3,579
Distributions payable	2,051
Accrued management fee	647
Distribution fees payable	12
Other affiliated payables	942
Other payables and accrued expenses	60
Total liabilities		43,314

Net Assets		$ 2,616,369
Net Assets consist of:
Paid in capital		$ 2,613,407
Undistributed net investment income		312
Accumulated undistributed net realized gain (loss) on investments		(496)
Net unrealized appreciation (depreciation) on investments		3,146
Net Assets		$ 2,616,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,990 ÷ 1,726 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class T: Net Asset Value and redemption price per share ($5,872 ÷ 597 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class B: Net Asset Value and offering price per share ($728 ÷ 74 shares)A	$ 9.84

Class C: Net Asset Value and offering price per share ($8,464 ÷ 860 shares)A	$ 9.84

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,504,698 ÷ 254,631 shares)	$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,617 ÷ 8,084 shares)	$ 9.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 48,077

Expenses
Management fee	$ 3,587
Transfer agent fees	903
Distribution fees	54
Accounting fees and expenses	210
Custodian fees and expenses	16
Independent trustees' compensation	5
Registration fees	137
Audit	26
Legal	3
Miscellaneous	7
Total expenses before reductions	4,948
Expense reductions	(804)	4,144
Net investment income		43,933
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(998)
Swap agreements	833
Total net realized gain (loss)		(165)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,705)
Swap agreements	(574)
Total change in net unrealized appreciation (depreciation)		(33,279)
Net gain (loss)		(33,444)
Net increase (decrease) in net assets resulting from operations		$ 10,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,933	$ 79,249
Net realized gain (loss)	(165)	1,676
Change in net unrealized appreciation (depreciation)	(33,279)	(1,242)
Net increase (decrease) in net assets resulting from operations	10,489	79,683
Distributions to shareholders from net investment income	(43,913)	(79,332)
Distributions to shareholders from net realized gain	(448)	(3,109)
Total distributions	(44,361)	(82,441)
Share transactions - net increase (decrease)	567,766	24,345
Redemption fees	23	61
Total increase (decrease) in net assets	533,917	21,648

Net Assets
Beginning of period	2,082,452	2,060,804
End of period (including undistributed net investment income of $312 and undistributed net investment income of $292, respectively)	$ 2,616,369	$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.171	.357	.365	.060
Net realized and unrealized gain (loss)	(.117)	.005	.003	.051
Total from investment operations	.054	.362	.368	.111
Distributions from net investment income	(.172)	(.357)	(.365)	(.061)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.174)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.54%	3.71%	3.77%	1.12%
Ratios to Average Net AssetsF, I
Expenses before reductions	.67% A	.68%	.63%	.61%A
Expenses net of fee waivers, if any	.67%A	.68%	.63%	.61%A
Expenses net of all reductions	.61%A	.61%	.50%	.60%A
Net investment income	3.48%A	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,990	$ 6,211	$ 1,811	$ 101
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.172	.355	.358	.050
Net realized and unrealized gain (loss)	(.118)	.006	.004	.059
Total from investment operations	.054	.361	.362	.109
Distributions from net investment income	(.172)	(.356)	(.359)	(.059)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.174)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.54%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.68%A	.68%	.68%	.78%A
Expenses net of all reductions	.61%A	.63%	.59%	.76%A
Net investment income	3.47%A	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,872	$ 5,282	$ 4,408	$ 411
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.138	.289	.294	.047
Net realized and unrealized gain (loss)	(.118)	.003	.002	.051
Total from investment operations	.020	.292	.296	.098
Distributions from net investment income	(.138)	(.287)	(.293)	(.048)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.140)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.20%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.36%A	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.29%A	1.30%	1.25%	1.35%A
Net investment income	2.79%A	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 728	$ 546	$ 304	$ 101
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.134	.283	.285	.046
Net realized and unrealized gain (loss)	(.128)	.004	.012	.051
Total from investment operations	.006	.287	.297	.097
Distributions from net investment income	(.134)	(.282)	(.284)	(.047)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.136)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.97	$ 9.98	$ 9.97
Total ReturnB, C, D	.05%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.44%A	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.37%A	1.35%	1.34%	1.45%A
Net investment income	2.71%A	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,464	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Income from Investment Operations
Net investment income D	.185	.381	.385	.385	.395	.410
Net realized and unrealized gain (loss)	(.118)	.006	.002	(.131)	(.022)	.120
Total from investment operations	.067	.387	.387	.254	.373	.530
Distributions from net investment income	(.185)	(.382)	(.384)	(.384)	(.395)	(.410)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.050)	(.038)	(.140)
Total distributions	(.187)	(.397)	(.387)	(.434)	(.433)	(.550)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Total Return B, C	.68%	3.97%	3.97%	2.56%	3.74%	5.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.42% A	.42%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%A	.42%	.43%	.42%	.43%	.44%
Expenses net of all reductions	.35%A	.37%	.34%	.36%	.42%	.43%
Net investment income	3.74%A	3.85%	3.88%	3.82%	3.89%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 2,505	$ 2,013	$ 2,016	$ 1,941	$ 1,813	$ 1,798
Portfolio turnover rateF	10%A	18%	24%	24%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.185	.378	.382	.061
Net realized and unrealized gain (loss)	(.117)	.006	.014	.052
Total from investment operations	.068	.384	.396	.113
Distributions from net investment income	(.186)	(.379)	(.383)	(.063)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.188)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.85	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	.68%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.41% A	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.41%A	.44%	.49%	.48%A
Expenses net of all reductions	.34%A	.39%	.36%	.47%A
Net investment income	3.75%A	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,617	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,211,797
Unrealized depreciation	(25,816,296)
Net unrealized appreciation (depreciation)	$ 3,395,501
Cost for federal income tax purposes	$ 2,515,094,105

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,709,281 and $119,591,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .30% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,497	$ 5,216
Class T	0%	.25%	7,278	144
Class B	.65%	.25%	2,917	2,229
Class C	.75%	.25%	30,220	17,470
			$ 53,912	$ 25,059

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,129
Class T	419
Class B*	1,470
Class C*	404
$ 7,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4,484.08
Class T	2,608.09
Class B	386.12
Class C	2,967.10
Intermediate Municipal Income	869,868.08
Institutional Class	22,635.07
	$ 902,948

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,114 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

$15,533 and $210,356, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,659
Class T	1,445
Class B	173
Class C	1,503
Intermediate Municipal Income	556,375
Institutional Class	15,956
$ 578,111

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 183,751	$ 124,745
Class T	100,446	159,794
Class B	8,931	11,453
Class C	80,105	58,079
Intermediate Municipal Income	42,325,963	76,819,880
Institutional Class	1,213,667	2,158,325
Total	$ 43,912,863	$ 79,332,276
From net realized gain
Class A	$ 1,433	$ 4,962
Class T	1,131	7,091
Class B	116	552
Class C	845	2,989
Intermediate Municipal Income	432,565	3,039,548
Institutional Class	11,984	53,769
Total	$ 448,074	$ 3,108,911

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	1,272,647	564,006	$ 12,703,200	$ 5,574,638
Reinvestment of distributions	15,592	10,803	154,547	107,073
Shares redeemed	(185,221)	(133,055)	(1,850,068)	(1,316,589)
Net increase (decrease)	1,103,018	441,754	$ 11,007,679	$ 4,365,122
Class T
Shares sold	113,162	187,303	$ 1,134,944	$ 1,858,696
Reinvestment of distributions	7,327	13,122	72,668	130,016
Shares redeemed	(53,913)	(112,246)	(535,866)	(1,112,184)
Net increase (decrease)	66,576	88,179	$ 671,746	$ 876,528
Class B
Shares sold	45,206	31,294	$ 450,917	$ 309,783
Reinvestment of distributions	545	754	5,409	7,464
Shares redeemed	(26,618)	(7,672)	(266,688)	(75,905)
Net increase (decrease)	19,133	24,376	$ 189,638	$ 241,342
Class C
Shares sold	568,730	325,025	$ 5,667,675	$ 3,224,697
Reinvestment of distributions	4,081	2,865	40,463	28,391
Shares redeemed	(54,201)	(123,487)	(539,828)	(1,217,653)
Net increase (decrease)	518,610	204,403	$ 5,168,310	$ 2,035,435
Intermediate Municipal Income
Shares sold	74,746,500	45,692,563	$ 743,070,983	$ 452,920,096
Reinvestment of distributions	3,169,484	5,772,347	31,433,227	57,180,438
Shares redeemed	(25,418,096)	(52,587,486)	(250,496,132)	(520,433,674)
Net increase (decrease)	52,497,888	(1,122,576)	$ 524,008,078	$ (10,333,140)
Institutional Class
Shares sold	3,658,963	7,226,151	$ 36,504,253	$ 71,708,265
Reinvestment of distributions	85,712	178,347	850,816	1,766,387
Shares redeemed	(1,064,620)	(4,661,146)	(10,635,095)	(46,314,145)
Net increase (decrease)	2,680,055	2,743,352	$ 26,719,974	$ 27,160,507

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Intermediate Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0808
1.820154.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Institutional Class

Semiannual Report

June 30, 2008

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 1,005.40	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37
Class T
Actual	$ 1,000.00	$ 1,005.40	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Class B
Actual	$ 1,000.00	$ 1,002.00	$ 6.77
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.82
	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class C
Actual	$ 1,000.00	$ 1,000.50	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.22
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,006.80	$ 2.10
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.11
Institutional Class
Actual	$ 1,000.00	$ 1,006.80	$ 2.05
HypotheticalA	$ 1,000.00	$ 1,022.82	$ 2.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.67%
Class T	.68%
Class B	1.36%
Class C	1.44%
Intermediate Municipal Income	.42%
Institutional Class	.41%

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.4	15.6
Texas	14.7	14.1
New York	12.4	12.9
Illinois	9.5	10.9
Florida	6.5	4.6
Top Five Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	39.1
Special Tax	12.5	10.7
Health Care	11.1	8.9
Escrowed/Pre-Refunded	10.0	11.3
Electric Utilities	8.7	8.8
Weighted Average Maturity as of June 30, 2008
		6 months ago
Years	5.5	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	4.9	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
AAA 24.0%	AAA 60.7%
AA,A 64.5%	AA,A 29.6%
BBB 5.4%	BBB 5.8%
BB and Below 0.2%	BB and Below 0.5%
Not Rated 2.2%	Not Rated 1.3%
Net Other Assets 3.7%	Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,252
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,210
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,328
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,986
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,887
5.5% 1/1/22	2,300	2,105
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,073
		17,841
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,094
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 A:
5% 1/1/10	500	516
5% 1/1/11	1,000	1,035
5% 1/1/12	1,200	1,252
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,136
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/20 (AMBAC Insured)	2,365	2,467
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,303
5.25% 7/1/11 (e)	2,250	2,304
5.5% 7/1/12 (e)	2,450	2,537
5.5% 7/1/13 (e)	1,005	1,043
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,149
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/08	2,000	2,007
5% 9/1/09	3,740	3,826
5% 9/1/10	1,000	1,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	$ 1,500	$ 1,551
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,135
		24,289
California - 15.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,262
5.5% 5/1/15 (AMBAC Insured)	2,600	2,766
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	15,200	16,237
5% 7/1/15 (MBIA Insured)	6,100	6,516
5.25% 1/1/11	700	737
5.25% 7/1/12	1,210	1,296
5.25% 7/1/13	7,000	7,567
5.25% 7/1/13 (MBIA Insured)	10,300	11,129
5.25% 7/1/14	15,400	16,759
5.25% 7/1/14 (FGIC Insured)	9,700	10,545
Series 2008 A, 5% 7/1/09	5,000	5,160
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	88
5% 2/1/11	2,650	2,768
5% 10/1/13	1,550	1,651
5% 11/1/13	4,000	4,265
5% 3/1/15	3,000	3,188
5% 8/1/16	6,070	6,459
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,878
5% 3/1/26	2,200	2,215
5% 6/1/27 (AMBAC Insured)	1,800	1,821
5% 2/1/31 (MBIA Insured)	1,900	1,887
5% 8/1/33	4,300	4,245
5.125% 11/1/24	1,900	1,944
5.125% 2/1/26	1,200	1,219
5.25% 2/1/11	3,700	3,888
5.25% 3/1/12	2,210	2,345
5.25% 2/1/15	5,000	5,327
5.25% 2/1/16	8,500	9,028
5.25% 2/1/27 (MBIA Insured)	1,605	1,638
5.25% 2/1/28	3,400	3,462
5.25% 11/1/29	1,200	1,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 6,100	$ 6,127
5.25% 12/1/33	110	111
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,298
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,199
5.25% 3/1/38	12,700	12,756
5.5% 3/1/11	8,500	8,997
5.5% 4/1/13	1,400	1,515
5.5% 4/1/13 (AMBAC Insured)	1,000	1,081
5.5% 8/1/29 (c)	13,900	14,456
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,425
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,104
5.5% 8/1/30 (c)	10,000	10,376
5.5% 11/1/33	21,355	22,008
5.75% 10/1/10	2,200	2,343
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,125
Series 2008 L, 5.125% 7/1/22	3,800	3,796
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.5%, tender 6/15/11 (d)	9,000	8,932
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	16,596	9,445
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,307
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,630
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,037
Series 2005 K, 5% 11/1/16	7,195	7,559
5% 11/1/14 (FGIC Insured)	5,000	5,334
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,081
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,308
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,422
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	$ 1,900	$ 1,761
0% 1/15/27 (a)	1,000	887
5% 1/15/16 (MBIA Insured)	1,000	1,020
5.75% 1/15/40	1,600	1,552
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,264
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,229
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,443
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,584
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,700
5% 1/1/11 (FSA Insured) (e)	1,740	1,778
5% 1/1/12 (FSA Insured) (e)	1,835	1,877
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,922
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,231
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,136
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,520
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,814
Riverside County Trans. Commission Sales Tax Rev. 5%, tender 12/1/09 (d)	9,700	9,979
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,481
5.25% 10/1/10	1,620	1,685
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,421
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	4,300	4,447
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	$ 5,000	$ 5,106
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	3,715	3,383
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,600	11,301
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	708
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,225
5% 5/15/16 (MBIA Insured)	6,880	7,432
		403,089
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,300
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.):
Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,400	1,450
Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,053
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,286
5% 11/15/14	1,165	1,215
Series F:
5% 11/15/13	1,285	1,342
5% 11/15/14	1,355	1,413
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,076
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	641
5% 7/1/12	675	667
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,842
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,347
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,169
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,344
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,076
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	993
		33,297
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,096
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,073
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,334
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,046
5.25% 6/1/10 (MBIA Insured)	1,980	2,002
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,905
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,340
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,070
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,072
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,529
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,817
		28,412
Florida - 6.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	390
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,255
5.25% 7/1/20 (MBIA Insured)	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	$ 15,000	$ 15,547
5% 3/1/12 (MBIA Insured)	4,000	4,140
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,447
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,838
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,235
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	20,854
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,819
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,701
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	702
Series 2008 A, 5.375% 7/1/28	3,375	3,533
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,149
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,498
Series 2006 G:
5% 11/15/12	1,000	1,044
5% 11/15/13	1,600	1,671
Series B, 5% 11/15/17	1,200	1,222
Series I, 5%, tender 11/16/09 (d)	5,000	5,074
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,818
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,568
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,808
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,978
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,023
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.): - continued
5% 11/15/14	$ 2,485	$ 2,579
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,020
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,695
5.25% 6/1/24 (AMBAC Insured)	3,850	3,885
5.25% 6/1/25 (AMBAC Insured)	4,050	4,078
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	600
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,305
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	2,500	2,458
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured)	2,700	2,813
5% 8/1/15 (AMBAC Insured)	5,990	6,240
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,438
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,948
5% 11/1/14 (FSA Insured)	1,825	1,932
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,809
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,724
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,102
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,064
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,104
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,471
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,061
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,617
		170,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	$ 1,620	$ 1,636
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,122
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,234
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,675
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,479
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	2,961
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,093
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,506
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,784
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,859
5% 9/15/14	3,000	2,878
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,887
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	8,928
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	874
		54,957
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,923
Illinois - 9.5%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,705
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	828
Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,000	678
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,901
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,606
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 C, 5% 1/1/35 (MBIA Insured)	$ 395	$ 395
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,378
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	5,739
Series A:
5.25% 1/1/29 (FSA Insured)	190	195
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	987
5.25% 1/1/33 (MBIA Insured)	775	782
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,445
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,759
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,022
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,937
5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,261
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,149
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,390
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,848
5.5% 1/1/18 (FGIC Insured)	370	386
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,346
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,048
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,550
Chicago Wtr. Rev. 5.25% 11/1/33 (FSA Insured)	4,500	4,600
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,031
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,454
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,032
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,141
5.25% 11/15/28 (MBIA Insured)	600	619
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,735
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,860
0% 11/1/17	2,700	1,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (d)(e)	$ 3,500	$ 3,478
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,380
5.5% 5/1/13 (FGIC Insured)	1,000	1,080
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,101
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,092
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,629
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,615
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,662
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,308
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,732
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,073
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	5,008
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,156
5% 10/1/09	1,000	1,023
5% 10/1/10	1,235	1,278
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,931
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	816
5% 11/1/13 (MBIA Insured)	2,050	2,135
5% 11/1/14 (MBIA Insured)	2,250	2,346
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,386
5.5% 8/1/10	1,400	1,475
5.5% 4/1/16 (FSA Insured)	1,000	1,065
5.5% 4/1/17 (MBIA Insured)	2,600	2,688
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
5.6% 4/1/21 (MBIA Insured)	2,800	2,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	$ 1,040	$ 1,046
7% 5/15/22	5,000	5,148
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,684
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,021
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,676
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,494
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	34,522
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,111
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,665
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,769
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,799
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,516
0% 12/1/14 (FSA Insured)	5,180	3,976
0% 12/1/15 (FSA Insured)	3,810	2,780
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,319
0% 12/1/10 (FSA Insured)	3,380	3,129
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,568
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,490
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,005
0% 6/15/16 (FGIC Insured)	2,050	1,429
0% 6/15/17 (FGIC Insured)	3,240	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/20 (FGIC Insured)	$ 1,400	$ 773
5% 12/15/28 (MBIA Insured)	1,000	1,008
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,199
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,307
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,365
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,047
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,906
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	858
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	746
		249,370
Indiana - 3.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,069
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,264
5% 7/10/14 (FSA Insured)	1,215	1,306
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,479
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,330
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,076
5% 1/15/12 (MBIA Insured)	1,295	1,363
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,822
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,383
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,861
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,101
5.25% 7/15/16 (FSA Insured)	2,095	2,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	$ 11,380	$ 13,067
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,176
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	14,450	14,464
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,117
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,006
0% 12/1/17 (AMBAC Insured)	1,470	958
0% 6/1/18 (AMBAC Insured)	1,740	1,098
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,135
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,642
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,661
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,300
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,173
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,317
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,010
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,675
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,434
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,049
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,568
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,411
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,061
		90,890
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	$ 2,230	$ 2,255
5.25% 12/1/11 (MBIA Insured)	1,805	1,825
Series II, 5.5% 11/1/19	1,000	1,064
5.5% 11/1/20	1,000	1,062
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,997
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,594
		9,797
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,680
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,330
		4,010
Louisiana - 0.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,052
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,864
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,164
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,309
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,111
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,126
5% 12/1/29 (MBIA Insured)	2,000	1,861
5.25% 12/1/23 (MBIA Insured)	1,740	1,738
		18,225
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	$ 2,065	$ 2,157
5.25% 7/1/32 (AMBAC Insured)	2,080	2,143
		6,223
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,732
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,316
(Univ. of Maryland Med. Sys. Proj.) Series 2005:
4% 7/1/09 (AMBAC Insured)	550	558
4% 7/1/10 (AMBAC Insured)	1,275	1,287
4% 7/1/11 (AMBAC Insured)	1,000	1,006
		6,899
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	272
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	735
5% 1/1/13	750	774
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,388
6.375% 8/1/15	2,460	2,594
6.375% 8/1/16	2,570	2,708
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,984
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,238
5.75% 6/15/13	3,000	3,201
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	15,995
5.25% 8/1/22 (FSA Insured)	3,300	3,523
5.25% 8/1/23 (FSA Insured)	1,600	1,702
5.25% 8/1/24 (FSA Insured)	4,000	4,240
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	$ 1,800	$ 1,908
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,323
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E2:
5% 7/1/10	3,825	3,932
5% 7/1/11	3,000	3,095
5% 7/1/12	2,075	2,143
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	984
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	966
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,549
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,330
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		81,490
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,084
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,572
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,105
5% 9/30/12 (MBIA Insured)	1,500	1,590
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,378
Detroit Swr. Disp. Rev.:
ARS Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	9,300
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,958
2.407% 7/1/32 (FSA Insured) (d)	5,560	4,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	$ 5,200	$ 4,974
5.25% 7/1/14 (MBIA Insured)	2,600	2,766
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,357
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,386
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,941
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,055
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,702
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,125
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,042
5.5% 3/1/17	1,885	1,955
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,042
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,200
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,002
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,513
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,105
		75,977
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,270
5.625% 12/1/22	575	576
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,012
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,502
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	406
5% 5/15/13	395	400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.): - continued
5% 5/15/14	$ 250	$ 252
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,502
		7,920
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,255
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,050
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,910
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,353
5% 8/15/13	1,500	1,548
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,323
		11,439
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,460
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,087
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,065
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,418
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,521
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,099
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,958
		22,161
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,229
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,493
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,083
Series 2008 E, 5% 7/1/11	5,000	5,203
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,306
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,072
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,040
5% 7/1/14	1,000	1,039
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,414
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,953
		22,603
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,409
3.5%, tender 2/1/09 (d)(e)	2,600	2,612
		5,021
New Jersey - 1.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,719
Series B:
5% 2/15/13	2,210	2,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.): - continued
Series B:
5.25% 2/15/10	$ 1,925	$ 1,954
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,584
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,049
5.25% 3/1/15	3,000	3,214
5.25% 3/1/21 (MBIA Insured)	1,200	1,261
5.25% 3/1/23	1,500	1,562
5.25% 3/1/25	4,200	4,362
5.25% 3/1/26	4,700	4,879
Series 2005 P, 5.125% 9/1/28	1,100	1,129
Series 2008 Y:
5% 9/1/10	1,000	1,039
5% 9/1/11	1,000	1,048
5% 9/1/12	2,545	2,682
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,219
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,282
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,686
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,070
		41,969
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,401
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,025	1,033
		3,434
New York - 12.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,158
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured)	1,800	1,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 4,740	$ 5,201
5.75% 5/1/22 (FSA Insured)	2,240	2,397
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,181
5.75% 5/1/19 (FSA Insured)	5,590	6,130
5.75% 5/1/22 (FSA Insured)	8,525	9,340
5.75% 5/1/25 (FSA Insured)	1,715	1,874
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,690
5% 6/1/11	1,075	1,123
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,595
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,063
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,857
Series 2000 A, 6.5% 5/15/11	155	166
Series 2002 C, 5.5% 8/1/13	2,000	2,156
Series 2005 F1, 5.25% 9/1/14	3,600	3,884
Series 2005 G, 5% 8/1/14	6,500	6,923
Series 2005 J, 5% 3/1/12	3,020	3,172
Series 2005 K, 5% 8/1/11	5,600	5,871
Series A, 5.25% 11/1/14 (MBIA Insured)	600	634
Series E, 5% 8/1/13	11,760	12,473
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,046
Series J, 5.5% 6/1/19	2,315	2,445
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,229
5% 6/15/39	1,600	1,610
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	11,865
Series A:
5.5% 11/1/26 (b)	4,590	4,824
6% 11/1/28 (b)	40,925	43,651
Series B, 5.25% 2/1/29 (b)	3,800	3,934
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,100	$ 1,168
Series C, 7.5% 7/1/10	3,265	3,409
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,433
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,874
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,080
Series 2008 A, 5.25% 11/15/36	8,800	8,910
Series A, 5%, tender 11/15/12 (d)	9,600	10,004
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,324
5.25% 1/1/27 (FSA Insured)	5,000	5,254
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,184
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,648
5% 4/1/14	1,500	1,609
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,792
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,072
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,987
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,037
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,841
Series A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,268
5.25% 6/1/22 (AMBAC Insured)	3,450	3,547
5.5% 6/1/14	4,780	4,858
5.5% 6/1/15	13,000	13,338
5.5% 6/1/16	20,000	20,516
5.5% 6/1/17	1,900	1,964
5.5% 6/1/19	1,000	1,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 3,900	$ 3,964
5.5% 6/1/15	4,900	5,027
5.5% 6/1/16	1,600	1,659
5.5% 6/1/17	7,950	8,219
5.5% 6/1/18	17,165	17,861
5.5% 6/1/19	4,700	4,913
5.5% 6/1/20	800	835
5.5% 6/1/22	600	622
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,054
		324,223
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,228
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,439
		5,667
North Carolina - 1.0%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,678
5.25% 6/1/20 (AMBAC Insured)	1,520	1,588
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,343
5% 11/1/11 (FSA Insured)	1,200	1,246
5% 11/1/12 (FSA Insured)	1,300	1,354
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,494
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,648
5.75% 1/1/26	1,000	1,012
Series B:
6.125% 1/1/09	2,220	2,254
6.125% 1/1/09 (FGIC Insured)	5,000	5,076
Series C, 5.25% 1/1/10	2,630	2,691
Series D:
5.375% 1/1/10	3,360	3,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6% 1/1/09	$ 805	$ 817
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,440	1,505
		27,150
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,930
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,008
5% 7/1/14	1,000	1,001
		5,939
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,740
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,714
6% 6/1/42	1,500	1,300
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,145
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,142
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,221
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (d)	3,700	3,771
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,756
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,055
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	522
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,087
		18,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	$ 1,000	$ 883
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,114
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	7,936
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,666
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,314
5.5% 10/1/20 (FGIC Insured)	1,550	1,652
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,749
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,065
5% 12/15/14	850	905
		23,284
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	739
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,614
		2,353
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,620
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,246
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,522
Series B:
5% 6/15/11	1,800	1,869
5% 6/15/12	2,000	2,084
5% 6/15/13	2,000	2,088
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,360
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,398
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	$ 5,665	$ 5,683
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,119
5% 12/15/13	1,155	1,146
Series B, 5% 12/15/13	3,115	3,091
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	668
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	418
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,935
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,593
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,917
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,671
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,469
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,321
6.5% 11/1/16 (e)	1,100	1,150
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,284
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,343
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,192
Pennsylvania Tpk. Commission Tpk. Rev. Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,689
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,022
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,817
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	$ 3,360	$ 3,573
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	712
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,174
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	2,022
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,288
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,716
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,515
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,415
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,033
		90,646
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,758
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,174
		16,932
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,100
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	662
		2,762
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,826
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,424
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,637
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. 5% 12/1/10	$ 1,700	$ 1,780
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,454
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	706
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	781
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,127
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A:
3.25% 8/1/08 (FSA Insured)	1,150	1,151
3.5% 8/1/09 (FSA Insured)	1,200	1,215
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,148
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,098
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,411
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,188
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,417
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,851
		32,214
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,111
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,227
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,468
		6,806
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,996
5% 12/15/11	3,285	3,226
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C: - continued
6.25% 1/1/13 (MBIA Insured)	$ 1,700	$ 1,843
7.25% 1/1/10 (MBIA Insured)	8,000	8,475
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,824
5% 9/1/11 (MBIA Insured)	1,835	1,918
5% 9/1/13 (MBIA Insured)	2,010	2,120
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,112
		26,815
Texas - 14.7%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,338
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	667
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,768
Series B:
6% 1/1/18	1,000	998
6% 1/1/19	1,335	1,322
Austin Independent School District 5.25% 8/1/11	3,515	3,728
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,797
0% 11/15/12 (AMBAC Insured)	5,645	4,749
0% 5/15/17 (FGIC Insured)	1,900	1,247
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,117
5% 11/15/10 (MBIA Insured)	1,735	1,816
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,123
5.25% 2/15/42	6,000	6,112
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,097
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	186
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,278
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,332
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 207
Birdville Independent School District:
0% 2/15/12	4,150	3,630
5% 2/15/10	1,200	1,244
Boerne Independent School District 5.25% 2/1/35	1,300	1,325
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,083
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,600
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,686
5% 8/15/13	9,575	9,951
Clint Independent School District:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	878
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,507
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,618
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,631
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,624
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	18,841
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,215
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,122
Del Valle Independent School District 5.5% 2/1/11	1,350	1,428
Denton Independent School District 5% 8/15/33	5,300	5,309
DeSoto Independent School District 0% 8/15/18	2,195	1,379
Fort Worth Independent School District 5% 2/15/12	1,500	1,584
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,094
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,037
5.5% 2/15/12	2,180	2,261
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District:
5.5% 8/15/35	$ 15	$ 15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,463
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,544
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,265
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,070
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,220
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,305
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	253
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,309
0% 8/15/10 (AMBAC Insured)	2,200	2,048
0% 8/15/15	2,000	1,487
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,350
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,397
0% 12/1/11 (AMBAC Insured)	8,250	7,268
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	963
0% 2/15/10	2,320	2,211
0% 2/15/16	1,250	907
Irving Independent School District Series A, 0% 2/15/16	1,035	745
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	682
Series A, 0% 8/15/12	1,590	1,363
Kermit Independent School District 5.25% 2/15/32	2,400	2,462
Klein Independent School District Series A:
5% 8/1/13	1,455	1,554
5% 8/1/14	5,110	5,489
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,276
Lewisville Independent School District 0% 8/15/08	5,000	4,988
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,466
Lower Colorado River Auth. Rev. 5.75% 5/15/37	2,600	2,654
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev.: - continued
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	$ 2,200	$ 2,200
Manor Independent School District 5.25% 8/1/34	2,000	2,043
Mansfield Independent School District:
5.5% 2/15/13	230	243
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,426
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,067
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,669
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	906
5.5% 2/15/19	370	387
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,290
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	7,018
Mesquite Independent School District 5.375% 8/15/11	430	431
Midway Independent School District 0% 8/15/19	1,400	833
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,757
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,082
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,001
5.5% 8/15/26 (FGIC Insured)	1,225	1,261
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,202
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,819
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,314
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,178
North Texas Tollway Auth. Rev. Series A, 6% 1/1/23	2,200	2,327
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District:
Series A:
5.25% 2/15/17	$ 725	$ 762
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,398
5.5% 2/15/13	1,090	1,149
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,293
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,068
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,062
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	531
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,641
Prosper Independent School District:
5.125% 8/15/30	1,400	1,425
5.375% 8/15/33	7,340	7,676
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,278
Rockdale Independent School District 5.25% 2/15/37	2,020	2,058
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,097
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,439
5.625% 2/15/11	3,865	4,102
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,076
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,616
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,079
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,132
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,183
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,683
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.75% 2/1/11 (Escrowed to Maturity) (f)	$ 1,410	$ 1,463
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,861
5.25% 2/1/14 (MBIA Insured)	1,835	1,976
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	707
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,986
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,389
South San Antonio Independent School District 5% 8/15/35	1,050	1,054
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,129
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,117
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,727
5.375% 2/1/18	480	500
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,010
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,879
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,080
5.375% 8/1/10 (e)	1,915	1,994
0% 10/1/13	8,900	7,242
5% 10/1/12	3,500	3,722
5% 4/1/13	1,000	1,065
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,680
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,033
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,390
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,115
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,407
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.: - continued
Series B, 5.625% 7/15/21	$ 2,010	$ 2,064
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,328
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,141
Waller Independent School District:
5.5% 2/15/26	3,220	3,459
5.5% 2/15/33	4,160	4,382
5.5% 2/15/37	4,820	5,058
Waxahachie Independent School District:
0% 8/15/14	1,460	1,140
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,309
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,741
White Settlement Independent School District 5.75% 8/15/34	1,250	1,344
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	561
Ysleta Independent School District 0% 8/15/11	1,100	985
		383,247
Utah - 0.5%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,316
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,849
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,819
		11,984
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,251
6.125% 12/1/27 (AMBAC Insured)	2,800	2,817
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,048
5% 12/1/14 (FSA Insured)	1,200	1,262
5% 12/1/15 (FSA Insured)	1,000	1,052
		7,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,782
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,146
		4,928
Washington - 3.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,527
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,230
0% 6/1/17 (MBIA Insured)	2,800	1,825
0% 6/1/24 (MBIA Insured)	1,525	646
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,040
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,386
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,690
5.25% 1/1/11 (FSA Insured)	1,715	1,802
5% 1/1/10 (MBIA Insured)	2,000	2,056
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,715
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	479
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17 (MBIA Insured)	4,000	4,323
Series 2006 A, 5% 7/1/13	5,000	5,310
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	155
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,021
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,269
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,036
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,325
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	$ 1,000	$ 1,096
5.75% 12/1/20 (MBIA Insured)	1,000	1,094
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,653
0% 12/1/12 (FGIC Insured)	6,830	5,748
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,724
Series 2001 C:
5.25% 1/1/16	3,000	3,111
5.25% 1/1/26 (FSA Insured)	2,200	2,258
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,038
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,229
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,423
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,053
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,570
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,021
0% 7/1/10	2,250	2,112
0% 7/1/12 (MBIA Insured)	4,000	3,417
		91,253
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	771
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,594
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,958
		5,323
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,905	1,878
6.375% 6/1/32	1,300	1,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	$ 60	$ 64
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,031
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,062
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	865
(Ministry Health Care Proj.) Series 2008, 5% 8/1/34 (FSA Insured)	1,900	1,851
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,921
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,100
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,100
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,774
Series 2003 A, 5.5% 8/15/14	1,775	1,810
Series 2006 A, 5% 8/15/12	4,795	4,837
		20,570
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $2,515,344)	2,518,490
NET OTHER ASSETS - 3.7%	97,879
NET ASSETS - 100%	$ 2,616,369
Security Type Abbreviation
ARS	-	Auction Rate Security
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,518,490	$ -	$ 2,509,190	$ 9,300
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
(Amounts in thousands) Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(810)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(9)
Transfer in/out of Level 3	10,119
Ending Balance	$ 9,300

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.3%
Special Tax	12.5%
Health Care	11.1%
Escrowed/Pre-Refunded	10.0%
Electric Utilities	8.7%
Transportation	8.4%
Others* (individually less than 5%)	13.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,515,344)		$ 2,518,490
Cash		104,636
Receivable for investments sold		751
Receivable for fund shares sold		3,571
Interest receivable		31,605
Prepaid expenses		3
Other receivables		627
Total assets		2,659,683

Liabilities
Payable for investments purchased Regular delivery	$ 11,387
Delayed delivery	24,636
Payable for fund shares redeemed	3,579
Distributions payable	2,051
Accrued management fee	647
Distribution fees payable	12
Other affiliated payables	942
Other payables and accrued expenses	60
Total liabilities		43,314

Net Assets		$ 2,616,369
Net Assets consist of:
Paid in capital		$ 2,613,407
Undistributed net investment income		312
Accumulated undistributed net realized gain (loss) on investments		(496)
Net unrealized appreciation (depreciation) on investments		3,146
Net Assets		$ 2,616,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,990 ÷ 1,726 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class T: Net Asset Value and redemption price per share ($5,872 ÷ 597 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class B: Net Asset Value and offering price per share ($728 ÷ 74 shares)A	$ 9.84

Class C: Net Asset Value and offering price per share ($8,464 ÷ 860 shares)A	$ 9.84

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,504,698 ÷ 254,631 shares)	$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($79,617 ÷ 8,084 shares)	$ 9.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 48,077

Expenses
Management fee	$ 3,587
Transfer agent fees	903
Distribution fees	54
Accounting fees and expenses	210
Custodian fees and expenses	16
Independent trustees' compensation	5
Registration fees	137
Audit	26
Legal	3
Miscellaneous	7
Total expenses before reductions	4,948
Expense reductions	(804)	4,144
Net investment income		43,933
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(998)
Swap agreements	833
Total net realized gain (loss)		(165)
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,705)
Swap agreements	(574)
Total change in net unrealized appreciation (depreciation)		(33,279)
Net gain (loss)		(33,444)
Net increase (decrease) in net assets resulting from operations		$ 10,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,933	$ 79,249
Net realized gain (loss)	(165)	1,676
Change in net unrealized appreciation (depreciation)	(33,279)	(1,242)
Net increase (decrease) in net assets resulting from operations	10,489	79,683
Distributions to shareholders from net investment income	(43,913)	(79,332)
Distributions to shareholders from net realized gain	(448)	(3,109)
Total distributions	(44,361)	(82,441)
Share transactions - net increase (decrease)	567,766	24,345
Redemption fees	23	61
Total increase (decrease) in net assets	533,917	21,648

Net Assets
Beginning of period	2,082,452	2,060,804
End of period (including undistributed net investment income of $312 and undistributed net investment income of $292, respectively)	$ 2,616,369	$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.171	.357	.365	.060
Net realized and unrealized gain (loss)	(.117)	.005	.003	.051
Total from investment operations	.054	.362	.368	.111
Distributions from net investment income	(.172)	(.357)	(.365)	(.061)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.174)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.54%	3.71%	3.77%	1.12%
Ratios to Average Net AssetsF, I
Expenses before reductions	.67% A	.68%	.63%	.61%A
Expenses net of fee waivers, if any	.67%A	.68%	.63%	.61%A
Expenses net of all reductions	.61%A	.61%	.50%	.60%A
Net investment income	3.48%A	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,990	$ 6,211	$ 1,811	$ 101
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.172	.355	.358	.050
Net realized and unrealized gain (loss)	(.118)	.006	.004	.059
Total from investment operations	.054	.361	.362	.109
Distributions from net investment income	(.172)	(.356)	(.359)	(.059)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.174)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.54%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.68%A	.68%	.68%	.78%A
Expenses net of all reductions	.61%A	.63%	.59%	.76%A
Net investment income	3.47%A	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,872	$ 5,282	$ 4,408	$ 411
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.138	.289	.294	.047
Net realized and unrealized gain (loss)	(.118)	.003	.002	.051
Total from investment operations	.020	.292	.296	.098
Distributions from net investment income	(.138)	(.287)	(.293)	(.048)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.140)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	.20%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.36%A	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.29%A	1.30%	1.25%	1.35%A
Net investment income	2.79%A	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 728	$ 546	$ 304	$ 101
Portfolio turnover rateG	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.134	.283	.285	.046
Net realized and unrealized gain (loss)	(.128)	.004	.012	.051
Total from investment operations	.006	.287	.297	.097
Distributions from net investment income	(.134)	(.282)	(.284)	(.047)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.136)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.97	$ 9.98	$ 9.97
Total ReturnB, C, D	.05%	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.44%A	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.37%A	1.35%	1.34%	1.45%A
Net investment income	2.71%A	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,464	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Income from Investment Operations
Net investment income D	.185	.381	.385	.385	.395	.410
Net realized and unrealized gain (loss)	(.118)	.006	.002	(.131)	(.022)	.120
Total from investment operations	.067	.387	.387	.254	.373	.530
Distributions from net investment income	(.185)	(.382)	(.384)	(.384)	(.395)	(.410)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.050)	(.038)	(.140)
Total distributions	(.187)	(.397)	(.387)	(.434)	(.433)	(.550)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.84	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Total Return B, C	.68%	3.97%	3.97%	2.56%	3.74%	5.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.42% A	.42%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%A	.42%	.43%	.42%	.43%	.44%
Expenses net of all reductions	.35%A	.37%	.34%	.36%	.42%	.43%
Net investment income	3.74%A	3.85%	3.88%	3.82%	3.89%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 2,505	$ 2,013	$ 2,016	$ 1,941	$ 1,813	$ 1,798
Portfolio turnover rateF	10%A	18%	24%	24%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.185	.378	.382	.061
Net realized and unrealized gain (loss)	(.117)	.006	.014	.052
Total from investment operations	.068	.384	.396	.113
Distributions from net investment income	(.186)	(.379)	(.383)	(.063)
Distributions from net realized gain	(.002)	(.015)	(.003)	(.040)
Total distributions	(.188)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.85	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	.68%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.41% A	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.41%A	.44%	.49%	.48%A
Expenses net of all reductions	.34%A	.39%	.36%	.47%A
Net investment income	3.75%A	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,617	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	10%A	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,211,797
Unrealized depreciation	(25,816,296)
Net unrealized appreciation (depreciation)	$ 3,395,501
Cost for federal income tax purposes	$ 2,515,094,105

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,709,281 and $119,591,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .30% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,497	$ 5,216
Class T	0%	.25%	7,278	144
Class B	.65%	.25%	2,917	2,229
Class C	.75%	.25%	30,220	17,470
			$ 53,912	$ 25,059

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,129
Class T	419
Class B*	1,470
Class C*	404
$ 7,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4,484.08
Class T	2,608.09
Class B	386.12
Class C	2,967.10
Intermediate Municipal Income	869,868.08
Institutional Class	22,635.07
	$ 902,948

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,114 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

$15,533 and $210,356, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,659
Class T	1,445
Class B	173
Class C	1,503
Intermediate Municipal Income	556,375
Institutional Class	15,956
$ 578,111

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 183,751	$ 124,745
Class T	100,446	159,794
Class B	8,931	11,453
Class C	80,105	58,079
Intermediate Municipal Income	42,325,963	76,819,880
Institutional Class	1,213,667	2,158,325
Total	$ 43,912,863	$ 79,332,276
From net realized gain
Class A	$ 1,433	$ 4,962
Class T	1,131	7,091
Class B	116	552
Class C	845	2,989
Intermediate Municipal Income	432,565	3,039,548
Institutional Class	11,984	53,769
Total	$ 448,074	$ 3,108,911

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	1,272,647	564,006	$ 12,703,200	$ 5,574,638
Reinvestment of distributions	15,592	10,803	154,547	107,073
Shares redeemed	(185,221)	(133,055)	(1,850,068)	(1,316,589)
Net increase (decrease)	1,103,018	441,754	$ 11,007,679	$ 4,365,122
Class T
Shares sold	113,162	187,303	$ 1,134,944	$ 1,858,696
Reinvestment of distributions	7,327	13,122	72,668	130,016
Shares redeemed	(53,913)	(112,246)	(535,866)	(1,112,184)
Net increase (decrease)	66,576	88,179	$ 671,746	$ 876,528
Class B
Shares sold	45,206	31,294	$ 450,917	$ 309,783
Reinvestment of distributions	545	754	5,409	7,464
Shares redeemed	(26,618)	(7,672)	(266,688)	(75,905)
Net increase (decrease)	19,133	24,376	$ 189,638	$ 241,342
Class C
Shares sold	568,730	325,025	$ 5,667,675	$ 3,224,697
Reinvestment of distributions	4,081	2,865	40,463	28,391
Shares redeemed	(54,201)	(123,487)	(539,828)	(1,217,653)
Net increase (decrease)	518,610	204,403	$ 5,168,310	$ 2,035,435
Intermediate Municipal Income
Shares sold	74,746,500	45,692,563	$ 743,070,983	$ 452,920,096
Reinvestment of distributions	3,169,484	5,772,347	31,433,227	57,180,438
Shares redeemed	(25,418,096)	(52,587,486)	(250,496,132)	(520,433,674)
Net increase (decrease)	52,497,888	(1,122,576)	$ 524,008,078	$ (10,333,140)
Institutional Class
Shares sold	3,658,963	7,226,151	$ 36,504,253	$ 71,708,265
Reinvestment of distributions	85,712	178,347	850,816	1,766,387
Shares redeemed	(1,064,620)	(4,661,146)	(10,635,095)	(46,314,145)
Net increase (decrease)	2,680,055	2,743,352	$ 26,719,974	$ 27,160,507

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Intermediate Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0808
1.820146.102

Fidelity®
Strategic Income
Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Actual	$ 1,000.00	$ 1,006.90	$ 3.64
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.23	$ 3.67

* Expenses are equal to the Fund's annualized expense ratio of .73%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	15.9
Fannie Mae	8.7	10.9
Freddie Mac	5.4	8.0
German Federal Republic	4.2	2.6
Japan Government	2.8	2.5
	37.0
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.5	8.5
Financials	4.7	6.7
Telecommunication Services	4.6	4.6
Information Technology	4.2	4.5
Energy	4.3	3.9
Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 30.2%	U.S. Government and U.S. Government Agency Obligations 35.0%
AAA,AA,A 16.0%	AAA,AA,A 14.7%
BBB 5.6%	BBB 5.1%
BB 11.3%	BB 13.7%
B 17.5%	B 18.1%
CCC,CC,C 7.4%	CCC,CC,C 6.4%
Not Rated 1.5%	Not Rated 1.7%
Equities 0.2%	Equities 0.5%
Short-Term Investments and Net Other Assets 10.3%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2008*	As of December 31, 2007**
Preferred Securities 0.8%	Preferred Securities 0.8%
Corporate Bonds 29.5%	Corporate Bonds 30.2%
U.S. Government and U.S. Government Agency Obligations 30.2%	U.S. Government and U.S. Government Agency Obligations 35.0%
Foreign Government & Government Agency Obligations 22.0%	Foreign Government & Government Agency Obligations 18.3%
Floating Rate Loans 5.5%	Floating Rate Loans 8.8%
Stocks 0.2%	Stocks 0.5%
Other Investments 1.5%	Other Investments 1.6%
Short-Term Investments and Net Other Assets*** 10.3%	Short-Term Investments and Net Other Assets**** 4.8%

* Foreign investments	33.5%	** Foreign investments	30.6%
* Swaps	0.8%	** Swaps	3.9%
*** Includes short-term foreign government obligations of 0.0%		**** Includes short-term foreign government obligations of 0.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments June 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 29.3%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 685
Spansion, Inc. 2.25% 6/15/16 (g)		3,590	1,257
			1,942
Nonconvertible Bonds - 29.3%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		3,480	2,854
Visteon Corp. 7% 3/10/14		9,665	5,606
			8,460
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	500	770
General Motors Corp.:
6.75% 5/1/28		1,720	851
7.125% 7/15/13		2,960	1,880
7.2% 1/15/11		2,375	1,829
7.4% 9/1/25		3,240	1,652
8.25% 7/15/23		3,430	1,998
			8,980
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,682
Hotels, Restaurants & Leisure - 1.5%
Cap Cana SA 9.625% 11/3/13 (g)		1,825	1,624
Carrols Corp. 9% 1/15/13		4,090	3,538
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,293
8% 11/15/13		2,055	1,957
Mandalay Resort Group 6.5% 7/31/09		2,865	2,833
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,341
6.625% 7/15/15		2,040	1,642
6.75% 9/1/12		1,685	1,500
6.75% 4/1/13		960	828
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.875% 4/1/16		$ 495	$ 398
7.5% 6/1/16		1,760	1,434
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,402
OSI Restaurant Partners, Inc. 10% 6/15/15		11,055	7,186
Scientific Games Corp. 6.25% 12/15/12		880	843
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	1,145
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		4,920	4,551
Six Flags, Inc.:
8.875% 2/1/10		7,175	6,242
9.625% 6/1/14		605	336
Station Casinos, Inc.:
6% 4/1/12		3,040	2,440
6.5% 2/1/14		9,994	5,497
6.625% 3/15/18		10,340	5,480
6.875% 3/1/16		10,977	6,147
7.75% 8/15/16		3,515	2,689
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,682
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,387
Vail Resorts, Inc. 6.75% 2/15/14		6,165	5,857
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	689
9% 1/15/12		770	554
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,162	1,011
			80,526
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		260	268
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,175	2,240
			2,508
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	760
Media - 2.6%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,551
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		6,405	6,917
CanWest Media, Inc. 8% 9/15/12		1,130	1,000
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		$ 16,784	$ 12,420
11% 10/1/15		275	201
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		9,780	9,438
10.25% 9/15/10		4,440	4,396
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		3,395	3,497
Clear Channel Communications, Inc.:
4.9% 5/15/15		3,650	2,154
5% 3/15/12		980	708
5.5% 9/15/14		4,640	2,784
5.5% 12/15/16		970	567
5.75% 1/15/13		2,650	1,785
6.875% 6/15/18		1,825	1,077
7.25% 10/15/27		3,155	1,830
CSC Holdings, Inc.:
6.75% 4/15/12		2,445	2,286
7.625% 7/15/18		4,335	3,988
7.875% 2/15/18		5,485	5,101
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,133
7% 10/1/13		3,460	3,300
7.125% 2/1/16		24,025	22,163
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,810
iesy Repository GmbH 10.375% 2/15/15 (g)		1,300	1,248
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,707
8.5% 7/15/29		1,730	1,547
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	770
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,315
10.375% 9/1/14 (g)		6,805	7,213
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,915
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		$ 2,710	$ 2,033
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		19,220	17,298
			138,152
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		2,675	2,662
Specialty Retail - 0.5%
AutoNation, Inc.:
4.7131% 4/15/13 (j)		940	804
7% 4/15/14		1,300	1,157
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		6,625	5,408
Michaels Stores, Inc.:
0% 11/1/16 (e)		400	193
10% 11/1/14		9,825	8,511
11.375% 11/1/16		9,755	7,804
Toys 'R' US, Inc. 7.875% 4/15/13		5,965	4,861
			28,738
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	6,835
9.75% 1/15/15		5,185	5,444
			12,279
TOTAL CONSUMER DISCRETIONARY			285,747
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	134
16% 3/27/12 (g)		1,672	1,488
			1,622
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,070	2,011
9.5% 6/15/17		5,080	3,327
			5,338
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		$ 1,685	$ 1,744
Gruma SA de CV 7.75%		5,600	5,600
Hines Nurseries, Inc. 10.25% 10/1/11		520	293
Michael Foods, Inc. 8% 11/15/13		610	601
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	915
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	301
10.625% 4/1/17		840	676
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,561
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	2,151
			15,842
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	280
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	660
TOTAL CONSUMER STAPLES			23,742
ENERGY - 3.7%
Energy Equipment & Services - 0.3%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,930
Complete Production Services, Inc. 8% 12/15/16		2,280	2,280
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,470	3,561
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,324
			14,095
Oil, Gas & Consumable Fuels - 3.4%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,997
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		3,570	3,722
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,198
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,697
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	4,008
8.875% 2/1/17		3,315	2,867
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	4,896
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
6.875% 11/15/20		$ 6,675	$ 6,275
7% 8/15/14		1,135	1,112
7.5% 6/15/14		1,115	1,107
7.625% 7/15/13		4,080	4,100
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		3,990	4,209
EXCO Resources, Inc. 7.25% 1/15/11		880	862
Forest Oil Corp. 8% 12/15/11		190	195
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	800	1,474
6.605% 2/13/18	EUR	1,050	1,507
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,475
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	22
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		1,690	1,705
9.125% 7/2/18 (g)		1,700	1,709
Mariner Energy, Inc. 8% 5/15/17		1,280	1,242
Massey Energy Co. 6.875% 12/15/13		5,935	5,801
OPTI Canada, Inc. 7.875% 12/15/14		4,710	4,663
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,276
7.875% 11/1/26		5,250	5,250
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,008
5.75% 3/1/18 (g)		3,685	3,611
6.625% 6/15/35		2,285	2,247
6.625% 6/15/35 (g)		1,145	1,126
PetroHawk Energy Corp.:
7.875% 6/1/15 (g)		6,745	6,593
9.125% 7/15/13		5,460	5,583
Petroleos de Venezuela SA:
5.25% 4/12/17		33,075	22,987
5.375% 4/12/27		12,415	7,356
Petroleum Development Corp. 12% 2/15/18		3,785	4,012
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		4,007	3,997
8.22% 4/1/17 (g)		6,966	7,210
Range Resources Corp. 7.375% 7/15/13		2,945	2,967
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		$ 3,950	$ 4,029
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,622
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,387
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,145	2,166
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	1,280
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,243
7.5% 4/1/17		4,605	4,852
7.625% 4/1/37		1,550	1,613
8.375% 6/15/32		1,570	1,788
TNK-BP Finance SA:
6.125% 3/20/12		3,740	3,520
6.875% 7/18/11 (g)		3,915	3,817
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	309
8.875% 7/15/12		1,400	1,540
Venoco, Inc. 8.75% 12/15/11		3,460	3,374
W&T Offshore, Inc. 8.25% 6/15/14 (g)		4,750	4,584
YPF SA 10% 11/2/28		4,745	4,810
			185,000
TOTAL ENERGY			199,095
FINANCIALS - 4.2%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 5.208% 9/26/13 (j)	EUR	1,260	1,831
Goldman Sachs Group, Inc. 6.375% 5/2/18	EUR	900	1,375
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	750	1,022
Royal Bank of Scotland PLC 5.331% (j)	EUR	650	849
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,572
			6,649
Commercial Banks - 1.4%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,120	2,181
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,250	1,756
Bancaja Emisiones SA 4.625% (j)	EUR	1,575	1,615
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	6,440	2,066
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,250	$ 1,794
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	1,150	1,600
Caja Madrid SA 5.034% 10/17/16 (j)	EUR	1,500	2,234
Credit Agricole SA:
4.975% 9/30/08 (j)	EUR	1,250	1,967
6% 6/24/13	EUR	1,500	2,355
Development Bank of Philippines 8.375% (j)		5,150	5,150
DnB Nor ASA 5.875% 6/20/13	EUR	850	1,242
DnB NOR Bank ASA 3.4186% 8/11/09 (j)	CAD	1,500	1,474
EFG Hellas Funding Ltd. 4.565% (j)	EUR	1,100	1,261
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		11,160	10,825
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,445	1,450
Export-Import Bank of India 1.4225% 6/7/12 (j)	JPY	290,000	2,721
HBOS Treasury Services PLC 3.6143% 1/19/10 (j)	CAD	1,500	1,474
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		3,490	3,464
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	1,350	2,558
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,150	7,154
National Australia Bank Ltd. 5.5% 5/20/15	EUR	900	1,364
Natixis SA 5.087% 1/26/17 (j)	EUR	1,000	1,441
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	2,000	3,019
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,664
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,300	2,021
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	530	741
5.255% 3/28/18 (j)	EUR	1,150	1,637
Sumitomo Mitsui Banking Corp. 1.7263% (j)	JPY	100,000	942
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		5,240	5,292
			74,462
Consumer Finance - 0.5%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	968
Ford Motor Credit Co. LLC:
7.25% 10/25/11		3,595	2,786
7.8% 6/1/12		1,195	932
9.875% 8/10/11		6,800	5,729
12% 5/15/15		2,795	2,467
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GE Capital European Funding 4.75% 9/28/12	EUR	1,800	$ 2,737
General Motors Acceptance Corp.:
6.875% 8/28/12		3,505	2,400
7% 2/1/12		4,895	3,403
7.25% 3/2/11		1,200	882
GMAC LLC:
6% 4/1/11		4,160	2,953
6% 12/15/11		1,200	816
6.625% 5/15/12		1,815	1,202
SLM Corp.:
5.158% 12/15/10 (j)	EUR	1,000	1,378
5.288% 6/17/13 (j)	EUR	562	723
			29,376
Diversified Financial Services - 0.8%
Banca Italease SpA 5.505% 6/28/16 (j)	EUR	1,350	1,869
BAT International Finance PLC 5.375% 6/29/17	EUR	750	1,088
Broadgate PLC 6.8019% 10/5/25 (j)	GBP	835	1,299
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		2,340	2,129
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,470
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	1,100	1,699
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	130	239
8.151% 12/31/30	GBP	300	579
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,320	1,287
Getin Finance PLC 6.857% 5/13/09 (j)	EUR	650	999
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,698
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,742
Imperial Tobacco Finance 5.5% 11/22/16	GBP	800	1,353
NCO Group, Inc. 11.875% 11/15/14		2,660	2,208
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		14,300	14,479
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		2,715	2,525
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	990
Sedna Finance Corp. 5.708% 3/15/16 (j)	EUR	1,150	140
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,800	$ 2,655
UT2 Funding PLC 5.321% 6/30/16	EUR	2,120	2,482
			43,930
Insurance - 0.2%
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	1,600	2,163
Eureko BV 5.125% (j)	EUR	1,500	1,985
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	2,000	2,687
Groupama SA 6.298% (j)	EUR	750	985
Novae Group PLC 8.375% 4/27/17 (j)	GBP	400	700
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	1,000	1,385
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,144
			11,049
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		4,460	3,925
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	5,335
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,548
8.625% 1/15/12		3,610	3,718
			14,526
Real Estate Management & Development - 0.6%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		2,190	1,577
Realogy Corp.:
10.5% 4/15/14		26,015	17,950
11% 4/15/14 pay-in-kind		15,265	8,780
12.375% 4/15/15		7,240	3,548
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,648
			33,503
Thrifts & Mortgage Finance - 0.3%
Credit Logement SA:
4.604% (j)	EUR	750	1,062
5.558% 12/2/49 (j)	EUR	1,800	2,553
Nationwide Building Society 3.375% 8/17/15 (j)	EUR	1,250	1,782
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital LLC:
8.5% 5/15/10 (g)		$ 5,231	$ 4,394
9.625% 5/15/15 (g)		11,928	5,725
			15,516
TOTAL FINANCIALS			229,011
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		1,860	1,883
Invacare Corp. 9.75% 2/15/15		1,380	1,373
			3,256
Health Care Providers & Services - 1.0%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		10,330	9,142
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,490
DASA Finance Corp. 8.75% 5/29/18 (g)		1,950	1,935
DaVita, Inc. 6.625% 3/15/13		470	452
HCA, Inc.:
9.125% 11/15/14		6,770	6,905
9.25% 11/15/16		6,600	6,798
9.625% 11/15/16 pay-in-kind		1,045	1,076
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,702
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,755
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	290
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,224
Tenet Healthcare Corp.:
9.25% 2/1/15		1,280	1,254
9.875% 7/1/14		8,408	8,397
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,660
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		510	439
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,875	7,030
			53,549
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,063
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (c)		$ 2,435	$ 122
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,750	2,528
			4,713
TOTAL HEALTH CARE			61,518
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	504
Orbimage Holdings, Inc. 14.2175% 7/1/12 (j)		2,250	2,346
			2,850
Airlines - 0.2%
Continental Airlines, Inc. 6.903% 4/19/22		730	549
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	196
10% 8/15/08 (a)		1,130	14
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,649	7,222
8.021% 8/10/22		4,135	3,101
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	34
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		1,250	25
8.875% 6/1/06 (a)		1,240	12
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,001	1,586
8.028% 11/1/17		940	752
			13,491
Building Products - 0.3%
Compagnie de St. Gobain 4.994% 4/11/12 (j)	EUR	1,100	1,656
Nortek, Inc.:
8.5% 9/1/14		9,595	6,237
10% 12/1/13 (g)		3,605	3,407
NTK Holdings, Inc. 0% 3/1/14 (e)		5,440	2,421
			13,721
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	183
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,537
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc. 7.125% 5/15/16		$ 5,140	$ 5,127
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,438
9.25% 5/1/21		250	250
Cenveo Corp. 10.5% 8/15/16 (g)		2,355	2,355
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,302
Mac-Gray Corp. 7.625% 8/15/15		850	812
Rental Service Corp. 9.5% 12/1/14		3,245	2,742
West Corp. 9.5% 10/15/14		7,760	6,984
			23,730
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,590
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,000	1,364
			2,954
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		930	856
General Cable Corp. 7.125% 4/1/17		610	580
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	822
SGL Carbon AG 6.106% 5/15/15 (j)	EUR	1,300	1,873
			4,131
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,250	3,065
Sequa Corp.:
11.75% 12/1/15 (g)		9,105	7,967
13.5% 12/1/15 pay-in-kind (g)		3,035	2,729
Siemens Financieringsmaatschappij NV:
5.375% 6/11/14	EUR	650	999
6.125% 9/14/66 (j)	GBP	950	1,681
			16,441
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,438
Cummins, Inc. 7.125% 3/1/28		2,195	2,091
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,195	1,117
9.5% 8/1/14		3,390	3,254
11.75% 8/1/16		2,605	2,494
			10,394
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.2%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	2,325	$ 3,042
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	4,020
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,230
US Shipping Partners LP 13% 8/15/14		2,855	1,713
			11,005
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,478
7.625% 12/1/13		1,540	1,509
Kansas City Southern Railway Co. 7.5% 6/15/09		3,400	3,426
TFM SA de CV 9.375% 5/1/12		5,360	5,615
			12,028
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	2,126
Penhall International Corp. 12% 8/1/14 (g)		1,360	1,006
VWR Funding, Inc. 10.25% 7/15/15		3,830	3,581
			6,713
TOTAL INDUSTRIALS			117,458
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,801
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	13,564
6.5% 1/15/28		7,515	5,636
Nortel Networks Corp.:
6.9631% 7/15/11 (j)		3,400	3,230
10.125% 7/15/13		3,370	3,404
10.75% 7/15/16		3,400	3,434
10.75% 7/15/16 (g)		4,315	4,358
			36,427
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
NXP BV 9.5% 10/15/15		$ 7,115	$ 6,190
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		4,950	4,851
			11,041
IT Services - 0.7%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,235	2,936
12.25% 11/15/15 pay-in-kind (g)		2,945	2,673
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,198
8.25% 7/1/11		620	618
8.625% 4/1/13		1,080	1,085
8.75% 7/15/18		4,640	4,779
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,838
Unisys Corp.:
8% 10/15/12		755	649
12.5% 1/15/16		2,625	2,625
			35,401
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		10,920	10,702
Xerox Corp. 7.625% 6/15/13		11,435	11,778
			22,480
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		7,360	6,974
ASML Holding NV 5.75% 6/13/17	EUR	2,600	3,415
Avago Technologies Finance Ltd.:
8.1819% 6/1/13 (j)		840	838
10.125% 12/1/13		3,305	3,536
11.875% 12/1/15		5,285	5,708
Freescale Semiconductor, Inc.:
8.875% 12/15/14		24,705	19,888
9.125% 12/15/14 pay-in-kind		24,185	18,562
10.125% 12/15/16		5,390	4,096
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0263% 12/15/11 (j)		670	462
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	1,856
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion LLC 11.25% 1/15/16 (g)		$ 3,225	$ 2,000
Viasystems, Inc. 10.5% 1/15/11		5,785	5,669
			73,004
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	640
TOTAL INFORMATION TECHNOLOGY			178,993
MATERIALS - 3.0%
Chemicals - 0.9%
Bayer AG 4.842% 4/10/10 (j)	EUR	1,100	1,718
Georgia Gulf Corp.:
7.125% 12/15/13		1,055	791
9.5% 10/15/14		4,565	3,469
Huntsman LLC 11.625% 10/15/10		641	667
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,477
MacDermid, Inc. 9.5% 4/15/17 (g)		450	401
Momentive Performance Materials, Inc.:
9.75% 12/1/14		22,220	19,054
10.125% 12/1/14 pay-in-kind		4,545	3,767
11.5% 12/1/16		13,910	10,433
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,440	1,451
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		1,680	1,369
			48,597
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		920	791
Berry Plastics Holding Corp.:
8.875% 9/15/14		4,565	3,926
10.25% 3/1/16		3,380	2,467
BWAY Corp. 10% 10/15/10		2,380	2,380
Constar International, Inc. 11% 12/1/12		2,665	1,559
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	2,877
8% 4/15/23		4,615	4,027
Crown European Holdings SA 6.25% 9/1/11	EUR	1,800	2,647
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,980
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
8.25% 5/15/13		$ 1,755	$ 1,808
Tekni-Plex, Inc. 10.875% 8/15/12		1,300	1,333
Vitro SAB de CV:
8.625% 2/1/12		8,660	7,837
9.125% 2/1/17		2,000	1,570
			36,202
Metals & Mining - 1.2%
Aleris International, Inc. 9% 12/15/14		2,510	1,999
CAP SA 7.375% 9/15/36 (g)		855	822
Compass Minerals International, Inc. 12% 6/1/13		1,777	1,830
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	5,056
Evraz Group SA:
8.25% 11/10/15 (Reg. S)		1,895	1,836
8.875% 4/24/13 (g)		5,440	5,413
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,360	3,713
10.625% 9/1/16 (g)		7,865	9,202
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (j)		1,780	1,780
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,832
8.375% 4/1/17		10,740	11,344
Gerdau SA 8.875% (g)		3,190	3,342
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,881
Ispat Inland ULC 9.75% 4/1/14		1,385	1,480
PNA Intermediate Holding Corp. 9.6756% 2/15/13 pay-in-kind (j)		1,510	1,502
RathGibson, Inc. 11.25% 2/15/14		2,510	2,403
			67,737
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		5,835	6,243
Glatfelter 7.125% 5/1/16		510	495
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp. 9.1228% 5/1/12 (j)		$ 2,460	$ 2,460
Solo Cup Co. 8.5% 2/15/14		1,770	1,575
			10,773
TOTAL MATERIALS			163,309
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.5%
Citizens Communications Co.:
7.875% 1/15/27		3,340	2,939
9% 8/15/31		7,190	6,435
Embarq Corp.:
7.082% 6/1/16		1,029	977
7.995% 6/1/36		7,540	7,133
Indosat Finance Co. BV 7.75% 11/5/10		2,665	2,692
Intelsat Bermuda Ltd. 7.5344% 2/4/17 (f)(g)		15,372	12,451
Intelsat Ltd.:
9.25% 6/15/16		4,365	4,365
11.25% 6/15/16		10,960	11,124
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	4,748
Qwest Corp. 7.5% 10/1/14		680	655
Sprint Capital Corp.:
6.875% 11/15/28		2,790	2,323
8.75% 3/15/32		7,990	7,610
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	3,023	566
U.S. West Communications:
6.875% 9/15/33		9,265	7,644
7.25% 10/15/35		515	436
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	7,072
			79,170
Wireless Telecommunication Services - 2.5%
American Tower Corp. 7.125% 10/15/12		6,245	6,339
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,268
Cricket Communications, Inc.:
9.375% 11/1/14		6,550	6,354
10% 7/15/15 (g)		3,645	3,590
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc.: - continued
10.875% 11/1/14		$ 2,215	$ 2,149
Digicel Group Ltd.:
8.875% 1/15/15 (g)		3,900	3,666
9.125% 1/15/15 pay-in-kind (g)		4,529	4,268
9.25% 9/1/12 (g)		2,370	2,423
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		15,695	15,479
11.5% 6/15/16 (g)		555	561
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		3,015	2,932
8.875% 1/15/15 (g)		9,595	9,344
MetroPCS Wireless, Inc. 9.25% 11/1/14		11,350	10,924
Millicom International Cellular SA 10% 12/1/13		16,580	17,575
Nextel Communications, Inc.:
5.95% 3/15/14		13,885	11,143
7.375% 8/1/15		17,395	14,438
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		6,880	5,504
Telecom Personal SA 9.25% 12/22/10 (g)		12,125	12,216
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		5,495	5,413
			137,586
TOTAL TELECOMMUNICATION SERVICES			216,756
UTILITIES - 2.0%
Electric Utilities - 0.9%
AES Gener SA 7.5% 3/25/14		4,920	5,191
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,364
Edison Mission Energy:
7.5% 6/15/13		8,105	8,064
7.75% 6/15/16		4,535	4,569
Energy Future Holdings:
10.875% 11/1/17 (g)		4,730	4,777
11.25% 11/1/17 pay-in-kind (g)		6,790	6,739
Intergen NV 9% 6/30/17 (g)		6,890	7,097
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV 7.75% 10/17/16		$ 2,280	$ 2,098
National Power Corp. 6.875% 11/2/16 (g)		4,900	4,692
			47,591
Gas Utilities - 0.6%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		4,215	3,657
6.875% 11/4/11 (Reg. S)		5,600	5,418
Southern Gas Networks PLC 6.375% 5/15/40	GBP	650	1,277
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,371
8% 3/1/32		7,365	8,116
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		8,795	6,728
			34,567
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 10/15/15		4,740	4,645
8% 10/15/17		11,840	11,603
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	100
6.4% 7/15/06 (c)		5,595	84
6.625% 11/15/05 (c)		3,510	53
6.725% 11/17/08 (c)(j)		1,090	8
6.75% 8/1/09 (c)		880	13
6.875% 10/15/07 (c)		2,120	32
6.95% 7/15/28 (c)		1,920	14
7.125% 5/15/07 (c)		375	6
7.375% 5/15/19 (c)		2,200	33
7.875% 6/15/03 (c)		375	6
9.125% 4/1/03 (c)		80	1
9.875% 6/5/03 (c)		345	5
NRG Energy, Inc.:
7.25% 2/1/14		590	566
7.375% 2/1/16		1,070	1,017
Reliant Energy, Inc.:
7.625% 6/15/14		4,150	4,057
7.875% 6/15/17		3,300	3,218
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,418	1,326
			26,787
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC 4.375% 10/28/13	EUR	900	$ 1,274
Utilicorp United, Inc. 9.95% 2/1/11 (j)		50	53
			1,327
TOTAL UTILITIES			110,272
TOTAL NONCONVERTIBLE BONDS			1,585,901
TOTAL CORPORATE BONDS (Cost $1,672,275)			1,587,843
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
2.5% 4/9/10		16,090	15,922
3% 7/12/10		8,000	7,964
3.25% 2/10/10		9,259	9,291
3.25% 4/9/13		8,200	7,891
3.375% 5/19/11		13,198	13,133
3.625% 2/12/13		29,105	28,525
3.875% 12/10/09		43,980	44,517
4.25% 5/15/09		5,570	5,637
4.75% 11/19/12		7,000	7,201
4.875% 5/18/12		5,000	5,169
6% 5/15/11		15,020	15,994
Freddie Mac:
3.5% 5/29/13		52,880	51,383
3.875% 6/29/11		15,847	15,970
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,315
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,175
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12		$ 1,765	$ 1,872
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		1,203	1,207
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			242,166
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds:
4.375% 2/15/38		13,000	12,671
6.125% 8/15/29		95,100	114,707
6.25% 8/15/23		61,750	73,468
U.S. Treasury Notes:
1.75% 3/31/10		129,235	127,569
2.125% 1/31/10		4,073	4,052
2.125% 4/30/10		60,718	60,277
2.625% 5/31/10 (h)		50,593	50,634
2.75% 2/28/13		128,387	125,338
3.375% 6/30/13		7,331	7,344
3.5% 2/15/18		1,750	1,685
3.875% 5/15/18		9,000	8,925
4.25% 11/15/17		54,000	55,160
4.5% 4/30/12		6,500	6,814
4.625% 7/31/12		4,000	4,217
4.75% 8/15/17		137,980	146,168
5.125% 5/15/16		56,960	62,104
TOTAL U.S. TREASURY OBLIGATIONS			861,133
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,105,771)			1,103,299
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 4.2%
3.605% 9/1/33 (j)		533	540
3.707% 6/1/33 (j)		1,504	1,507
3.817% 6/1/33 (j)		1,684	1,685
3.893% 5/1/33 (j)		514	514
3.912% 5/1/34 (j)		901	910
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
3.915% 5/1/34 (j)		$ 674	$ 680
3.918% 9/1/33 (j)		1,640	1,662
3.948% 8/1/33 (j)		677	687
3.979% 9/1/33 (j)		957	965
4% 9/1/13 to 5/1/20		4,122	3,986
4.023% 3/1/34 (j)		3,358	3,402
4.108% 4/1/34 (j)		2,078	2,096
4.113% 5/1/34 (j)		1,666	1,684
4.154% 9/1/33 (j)		1,087	1,099
4.209% 11/1/34 (j)		1,680	1,701
4.296% 6/1/33 (j)		1,576	1,591
4.341% 10/1/19 (j)		195	197
4.376% 1/1/34 (j)		1,995	2,015
4.389% 8/1/33 (j)		689	694
4.393% 10/1/33 (j)		809	810
4.416% 1/1/34 (j)		842	846
4.428% 11/1/33 (j)		207	209
4.457% 8/1/35 (j)		2,569	2,596
4.478% 12/1/34 (j)		94	95
4.492% 1/1/35 (j)		934	946
4.492% 3/1/35 (j)		4,362	4,416
4.5% 3/1/18 to 11/1/19		4,909	4,850
4.571% 1/1/35 (j)		1,614	1,636
4.587% 5/1/35 (j)		1,984	1,989
4.648% 10/1/34 (j)		556	562
4.651% 8/1/35 (j)		1,813	1,860
4.659% 6/1/35 (j)		566	565
4.681% 8/1/35 (j)		843	856
4.696% 2/1/35 (j)		1,163	1,181
4.7% 2/1/35 (j)		2,570	2,602
4.707% 2/1/36 (j)		2,134	2,166
4.724% 8/1/34 (j)		2,621	2,645
4.732% 12/1/35 (j)		6,024	6,110
4.749% 5/1/35 (j)		275	276
4.75% 7/1/35 (j)		585	589
4.757% 1/1/35 (j)		854	863
4.767% 7/1/35 (j)		596	601
4.775% 12/1/35 (j)		609	618
4.776% 3/1/35 (j)		994	1,002
4.785% 7/1/35 (j)		801	808
4.811% 6/1/35 (j)		1,160	1,168
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.818% 9/1/34 (j)		$ 696	$ 706
4.829% 1/1/35 (j)		580	588
4.835% 10/1/34 (j)		1,588	1,609
4.851% 4/1/35 (j)		1,601	1,630
4.851% 7/1/35 (j)		1,069	1,079
4.852% 7/1/34 (j)		834	845
4.86% 10/1/35 (j)		240	242
4.88% 5/1/35 (j)		284	287
4.889% 11/1/35 (j)		1,814	1,836
4.905% 3/1/33 (j)		460	466
4.929% 8/1/34 (j)		1,544	1,565
4.942% 8/1/34 (j)		849	862
4.952% 5/1/35 (j)		1,017	1,020
4.954% 3/1/35 (j)		930	938
4.985% 2/1/35 (j)		982	997
4.992% 2/1/34 (j)		1,332	1,344
5% 2/1/14 to 5/1/23		14,969	14,970
5% 7/17/23 (h)(i)		2,000	1,979
5% 7/17/23 (h)(i)		2,000	1,979
5.004% 5/1/35 (j)		2,453	2,479
5.019% 12/1/32 (j)		1,331	1,352
5.041% 10/1/35 (j)		1,067	1,079
5.082% 7/1/34 (j)		300	304
5.099% 10/1/35 (j)		640	648
5.131% 10/1/35 (j)		671	678
5.135% 8/1/34 (j)		1,111	1,130
5.168% 3/1/36 (j)		2,191	2,221
5.204% 7/1/35 (j)		2,693	2,729
5.228% 5/1/35 (j)		838	849
5.267% 12/1/36 (j)		427	435
5.271% 7/1/35 (j)		4,874	4,937
5.301% 3/1/36 (j)		5,725	5,815
5.318% 4/1/36 (j)		793	820
5.319% 2/1/36 (j)		134	136
5.336% 7/1/35 (j)		356	361
5.336% 1/1/36 (j)		1,870	1,903
5.355% 2/1/36 (j)		1,301	1,324
5.358% 2/1/37 (j)		471	482
5.364% 3/1/37 (j)		5,971	6,103
5.39% 2/1/37 (j)		2,378	2,425
5.448% 2/1/37 (j)		3,214	3,291
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.5% 12/1/13 to 6/1/20		$ 28,199	$ 28,648
5.502% 6/1/47 (j)		370	377
5.523% 11/1/36 (j)		740	755
5.601% 4/1/37 (j)		1,920	1,963
5.611% 2/1/36 (j)		551	562
5.639% 4/1/36 (j)		2,195	2,241
5.66% 6/1/36 (j)		1,289	1,315
5.787% 5/1/36 (j)		486	495
5.791% 3/1/36 (j)		4,533	4,630
5.802% 1/1/36 (j)		313	319
5.822% 5/1/36 (j)		3,329	3,401
5.859% 9/1/36 (j)		864	883
5.863% 6/1/35 (j)		2,031	2,068
5.897% 12/1/36 (j)		814	834
5.906% 5/1/36 (j)		1,521	1,556
5.947% 5/1/36 (j)		529	542
6% 5/1/12 to 6/1/30		14,773	15,131
6% 7/1/23 (h)(i)		1,000	1,024
6.009% 4/1/36 (j)		8,873	9,086
6.095% 3/1/37 (j)		925	951
6.167% 4/1/36 (j)		921	945
6.226% 3/1/37 (j)		295	302
6.251% 6/1/36 (j)		136	139
6.5% 5/1/12 to 9/1/32		3,828	3,977
7.5% 5/1/37		689	728
TOTAL FANNIE MAE			229,795
Freddie Mac - 2.7%
3.431% 7/1/33 (j)		1,381	1,387
4% 5/1/19 to 11/1/20		4,337	4,152
4.006% 4/1/34 (j)		2,815	2,826
4.12% 7/1/35 (j)		1,187	1,203
4.217% 1/1/35 (j)		2,347	2,383
4.426% 5/1/33 (j)		1,880	1,883
4.5% 2/1/18 to 8/1/33		5,287	5,181
4.58% 6/1/33 (j)		675	672
4.683% 5/1/35 (j)		1,507	1,499
4.697% 9/1/36 (j)		563	570
4.786% 2/1/36 (j)		228	230
4.79% 3/1/35 (j)		507	512
4.858% 10/1/35 (j)		978	996
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
4.974% 10/1/36 (j)		$ 1,047	$ 1,073
5% 3/1/18 to 7/1/19		15,941	15,965
5.022% 4/1/35 (j)		94	94
5.023% 1/1/37 (j)		4,428	4,465
5.025% 4/1/35 (j)		1,925	1,942
5.027% 7/1/35 (j)		2,879	2,920
5.115% 4/1/35 (j)		1,866	1,904
5.126% 7/1/35 (j)		756	764
5.276% 2/1/36 (j)		59	59
5.309% 12/1/33 (j)		1,495	1,503
5.332% 9/1/35 (j)		522	527
5.406% 3/1/37 (j)		295	300
5.485% 1/1/36 (j)		702	713
5.5% 8/1/14 to 6/1/20		29,729	30,169
5.548% 4/1/37 (j)		408	417
5.592% 3/1/36 (j)		3,702	3,761
5.748% 5/1/37 (j)		4,068	4,138
5.749% 10/1/35 (j)		242	246
5.759% 1/1/36 (j)		316	321
5.782% 3/1/37 (j)		1,981	2,017
5.799% 6/1/37 (j)		1,420	1,446
5.802% 4/1/37 (j)		1,850	1,882
5.817% 5/1/37 (j)		2,292	2,332
5.825% 5/1/37 (j)		312	318
5.829% 5/1/37 (j)		625	635
5.941% 4/1/36 (j)		4,743	4,842
6% 7/1/16 to 2/1/19		7,201	7,429
6.021% 6/1/36 (j)		662	676
6.136% 6/1/37 (j)		369	378
6.141% 2/1/37 (j)		578	592
6.143% 1/1/37 (j)		1,527	1,558
6.154% 12/1/36 (j)		4,087	4,184
6.191% 7/1/36 (j)		3,966	4,066
6.224% 5/1/36 (j)		556	570
6.378% 7/1/36 (j)		646	663
6.417% 6/1/37 (j)		153	157
6.484% 9/1/36 (j)		3,157	3,247
6.5% 11/1/09 to 3/1/36		11,764	12,223
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.656% 8/1/37 (j)		$ 1,061	$ 1,095
7.581% 4/1/37 (j)		160	165
TOTAL FREDDIE MAC			145,250
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $370,236)			375,045
Asset-Backed Securities - 0.6%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.335% 5/25/16 (j)	EUR	400	560
Series 2007-1:
Class B, 5.228% 3/25/17 (j)	EUR	1,000	1,475
Class C, 5.408% 3/25/17 (j)	EUR	700	997
Auto ABS Compartiment Series 2006-1 Class B, 5.079% 7/25/17 (j)	EUR	1,000	1,408
Clock Finance BV Series 2007-1:
Class B2, 5.027% 2/25/15 (j)	EUR	600	823
Class C2, 5.027% 2/25/15 (j)	EUR	300	382
FCC SPARC Series 2007-1 Class D, 6.817% 7/15/10 (j)	EUR	500	786
GELDI Series 2005-TS Class 1A, 4.882% 12/10/12 (j)	EUR	4,000	6,297
Geldilux Ltd. Series 2007-TS Class C, 5.214% 9/8/14 (j)	EUR	350	473
GLS Ltd. Series 2006-1 Class C, 5.427% 7/15/14 (j)	EUR	400	597
Greene King Finance PLC Series A1, 6.335% 6/15/31 (j)	GBP	1,000	1,759
Lambda Finance BV Series 2005-1X Class C1, 6.46% 11/15/29 (j)	GBP	500	841
Leek Finance PLC:
Series 17X Class A2A, 6.0919% 12/21/37 (j)	GBP	225	426
Series 18X Class BC, 5.361% 9/21/38 (j)	EUR	600	759
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.148% 1/30/40 (j)	EUR	350	509
Class D, 5.348% 1/30/40 (j)	EUR	500	716
Metrix Funding PLC Series 1X Class A2, 5.065% 2/10/19 (j)	EUR	4,000	6,008
Prime Bricks Series 2007-1:
Class B, 5.148% 1/30/40 (j)	EUR	450	657
Class C, 5.438% 1/30/40 (j)	EUR	450	643
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.637% 3/10/17 (j)	EUR	1,000	$ 1,290
Provide Bricks Series 2007-1 Class B, 4.738% 1/30/40 (j)	EUR	1,300	1,930
Sedna Finance Corp. 5.581% 12/23/14 (j)	EUR	500	61
Southern Gas Networks PLC Class A1, 5.024% 10/21/10 (j)	EUR	900	1,400
Stichting Mars Series 2006 Class C, 5.167% 8/28/14 (j)	EUR	900	1,190
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	116
Volkswagen Car Lease Series 9 Class B, 4.624% 4/21/12 (Reg. S) (j)	EUR	307	475
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.7775% 10/25/45 (j)	GBP	456	728
TOTAL ASSET-BACKED SECURITIES (Cost $30,693)			33,306
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.4%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.13% 2/17/52 (j)	EUR	650	900
Series 2006-1X Class 2C, 5.21% 2/17/52 (j)	EUR	800	1,247
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.174% 4/12/56 (j)	EUR	550	740
B-Arena NV Series 2006-1 Class A, 4.894% 4/22/44 (j)	EUR	4,000	6,373
EPIC PLC Series BROD Class D, 5.274% 1/22/16 (j)	EUR	279	385
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 5.129% 11/20/56 (j)	EUR	1,200	1,687
Series 2007-1X Class 2D2, 5.529% 11/20/56 (j)	EUR	1,000	1,448
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.597% 7/15/40 (j)	EUR	333	519
RMAC PLC Series 2005-NS4X Class M2A, 6.48% 12/12/43 (j)	GBP	1,451	2,651
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.22% 6/12/44 (j)	GBP	1,250	2,032
Shield BV Series 1 Class C, 5.174% 1/20/14 (j)	EUR	1,400	2,046
TOTAL PRIVATE SPONSOR			20,028
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2007-95 Class A1, 2.7325% 8/27/36 (j)		$ 8,085	$ 8,030
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	8,001
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,198	1,212
Series 2002-11:
Class QC, 5.5% 3/25/17		2,658	2,684
Class UC, 6% 3/25/17		1,941	1,990
Series 2002-18 Class PC, 5.5% 4/25/17		3,550	3,597
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,142
Series 2002-71 Class UC, 5% 11/25/17		6,756	6,727
Series 2002-9 Class PC, 6% 3/25/17		189	192
Series 2003-113:
Class PD, 4% 2/25/17		4,385	4,343
Class PE, 4% 11/25/18		1,360	1,271
Series 2003-122 Class OL, 4% 12/25/18		1,000	942
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,268
Series 2003-70 Class BJ, 5% 7/25/33		815	760
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,740
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,746
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,261
Class KD, 4.5% 7/25/18		2,721	2,681
Series 2005-52 Class PB, 6.5% 12/25/34		3,365	3,498
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		663	671
Series 2003-18 Class EY, 5% 6/25/17		2,686	2,702
Series 2004-95 Class AN, 5.5% 1/25/25		1,758	1,780
Series 2005-117, Class JN, 4.5% 1/25/36		735	654
Series 2005-29 Class KA, 4.5% 2/25/35		4,605	4,556
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,910
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,161
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		345	348
Series 2115 Class PE, 6% 1/15/14		142	145
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9713% 1/15/30 (j)		4,872	4,843
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2630 Class FL, 2.9713% 6/15/18 (j)		$ 92	$ 93
Series 2861 Class GF, 2.7713% 1/15/21 (j)		2,861	2,849
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		700	708
Series 2378 Class PE, 5.5% 11/15/16		6,703	6,783
Series 2381 Class OG, 5.5% 11/15/16		569	576
Series 2390 Class CH, 5.5% 12/15/16		1,827	1,850
Series 2425 Class JH, 6% 3/15/17		964	991
Series 2628:
Class OE, 4.5% 6/15/18		1,420	1,381
Class OP, 3.5% 11/15/13		262	261
Series 2695 Class DG, 4% 10/15/18		3,475	3,279
Series 2770 Class UD, 4.5% 5/15/17		5,095	5,038
Series 2831 Class PB, 5% 7/15/19		3,590	3,568
Series 2866 Class XE, 4% 12/15/18		4,004	3,932
Series 2996 Class MK, 5.5% 6/15/35		743	754
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		997	1,014
Series 2467 Class NB, 5% 7/15/17		1,405	1,410
Series 2546 Class C, 5% 12/15/17		2,330	2,327
Series 2564 Class HJ, 5% 2/15/18		2,000	1,979
Series 2569 Class HB, 5% 9/15/16		4,089	4,118
Series 2570 Class CU, 4.5% 7/15/17		280	277
Series 2572 Class HK, 4% 2/15/17		399	395
Series 2617 Class GW, 3.5% 6/15/16		271	270
Series 2627:
Class BG, 3.25% 6/15/17		188	181
Class KP, 2.87% 12/15/16		191	184
Series 2685 Class ND, 4% 10/15/18		1,570	1,466
Series 2773 Class TA, 4% 11/15/17		2,454	2,420
Series 2849 Class AL, 5% 5/15/18		1,320	1,326
Series 2860 Class CP, 4% 10/15/17		338	335
Series 2930 Class KT, 4.5% 2/15/20		7,035	6,545
Series 2937 Class HJ, 5% 10/15/19		1,354	1,360
Series 3266:
Class C, 5% 2/15/20		1,267	1,276
Class D, 5% 1/15/22		13,435	13,179
Series 3401 Class EB, 5% 12/15/22		1,585	1,529
Series 2715 Class NG, 4.5% 12/15/18		1,000	962
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14		$ 217	$ 210
Series 2975 Class NA, 5% 7/15/23		976	985
TOTAL U.S. GOVERNMENT AGENCY			158,666
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $175,536)			178,694
Commercial Mortgage Securities - 0.4%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.4194% 1/15/17 (j)	GBP	650	1,027
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.4338% 10/22/37 (j)	GBP	850	1,314
European Property Capital Series 4 Class C, 6.165% 7/20/14 (j)	GBP	270	491
German Residential Asset Note Distributor PLC Series 1 Class A, 5.024% 7/20/16 (j)	EUR	1,165	1,744
JLOC 36 LLC Reg. S Class B, 1.3438% 2/16/16 (j)	JPY	76,340	705
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3125% 1/15/15 (j)	JPY	84,230	784
London & Regional Debt Securitisation No. 1 PLC Class A, 6.1394% 10/15/14 (j)	GBP	550	1,009
Opera Finance (CMH) PLC Class B, 5.047% 1/15/15 (j)	EUR	1,100	1,534
Opera Finance PLC 5.83% 7/31/13 (j)	GBP	1,474	2,837
Paris Prime Community Real Estate Series 2006-1 Class B, 5.044% 4/22/14 (g)(j)	EUR	721	1,047
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.1294% 7/15/16 (j)	GBP	2,000	3,559
Rivoli Pan Europe PLC Series 2006-1 Class B 5.137% 8/3/18 (j)	EUR	550	752
Silver Maple Investment Co. Ltd. Class 2A, 4.543% 4/30/14 (j)	EUR	700	1,014
Skyline BV Series 2007-1 Class D, 5.604% 7/22/43 (j)	EUR	1,000	1,173
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,922)			18,990
Foreign Government and Government Agency Obligations - 22.0%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	13,870	$ 2,426
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,433	4,905
par 1.33% 12/31/38 (j)		8,480	2,883
7% 3/28/11		73,780	63,166
7% 9/12/13		43,465	32,713
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,004
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(l)		1,250,000	0
value recovery B rights 1/2/21 (a)(l)		1,250,000	0
Belgian Kingdom 5% 3/28/35	EUR	3,440	5,313
Brazilian Federative Republic:
6% 9/15/13		2,017	2,027
6% 1/17/17		1,695	1,731
8.25% 1/20/34		4,230	5,228
8.75% 2/4/25		2,849	3,604
10% 1/1/10	BRL	2,309	1,347
12.25% 3/6/30		6,240	10,608
12.5% 1/5/16	BRL	1,075	664
12.75% 1/15/20		2,025	3,215
British Columbia Province 5.7% 6/18/29	CAD	10,000	11,039
Canadian Government:
3.75% 6/1/09	CAD	63,950	63,070
4% 6/1/17	CAD	50,800	50,807
5% 6/1/37	CAD	21,500	24,351
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,688	1,616
warrants 11/15/20 (a)(l)		2,750	597
Colombian Republic 7.375% 9/18/37		4,375	4,725
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		3,575	3,209
Dominican Republic:
3.6713% 8/30/24 (j)		3,468	3,377
9.04% 1/23/18 (g)		7,028	7,239
9.5% 9/27/11 (Reg. S)		2,817	2,901
Ecuador Republic:
5% 2/28/25		1,450	1,040
10% 8/15/30 (Reg. S)		9,965	9,716
12% 11/15/12 (Reg. S)		1,750	1,785
French Republic:
5.5% 4/25/29	EUR	6,590	11,012
5.75% 10/25/32	EUR	4,100	7,096
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Gabonese Republic 8.2% 12/12/17 (g)		$ 8,550	$ 8,828
Georgia Republic 7.5% 4/15/13		610	601
German Federal Republic:
Inflation-Indexed Bond 2.25% 4/15/13	EUR	32,907	52,246
3.5% 4/12/13	EUR	47,000	70,387
3.75% 12/12/08	EUR	1,500	2,354
4.25% 1/4/14	EUR	30,000	46,337
4.25% 7/4/39	EUR	12,750	18,135
5.625% 1/4/28	EUR	22,000	37,530
Ghana Republic 8.5% 10/4/17 (g)		5,515	5,529
Greek Government 4.5% 9/20/37	EUR	6,000	8,032
Indonesian Republic:
6.625% 2/17/37 (g)		3,015	2,495
6.75% 3/10/14 (g)		1,710	1,680
7.5% 1/15/16 (g)		1,590	1,594
7.75% 1/17/38 (g)		3,310	3,111
8.5% 10/12/35 (Reg. S)		2,235	2,296
Islamic Republic of Pakistan:
6.75% 2/19/09		10,150	9,846
7.125% 3/31/16 (g)		3,325	2,427
Italian Republic 4.5% 8/1/18	EUR	21,100	33,035
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	4,216,800	39,858
0.5% 7/20/20 (j)	JPY	600,000	5,142
0.9% 12/22/08	JPY	100,000	943
1.1% 12/20/12	JPY	8,485,000	79,806
1.3% 9/20/12	JPY	700,000	6,649
2.1% 9/20/27	JPY	1,000,000	9,288
2.5% 9/20/37	JPY	1,000,000	9,576
Lebanese Republic:
6.1088% 11/30/09 (g)(j)		2,760	2,705
6.1088% 11/30/09 (Reg. S) (j)		7,560	7,409
7.125% 3/5/10		670	660
7.5% 8/2/11		500	491
7.875% 5/20/11 (Reg. S)		4,115	4,084
8.625% 6/20/13 (Reg. S)		5,420	5,461
10.125% 8/6/08		4,130	4,151
Peruvian Republic 3% 3/7/27 (f)		1,425	1,115
Philippine Republic:
9.5% 2/2/30		4,700	5,722
10.625% 3/16/25		4,170	5,473
Polish Government 5.625% 6/20/18	EUR	8,455	13,294
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Fiji 6.875% 9/13/11		$ 2,905	$ 2,644
Republic of Serbia 3.75% 11/1/24 (f)(g)		8,230	7,572
Russian Federation:
7.5% 3/31/30 (g)		1,563	1,751
7.5% 3/31/30 (Reg. S)		36,019	40,342
12.75% 6/24/28 (Reg. S)		6,070	10,716
Turkish Republic:
6.75% 4/3/18		7,325	6,812
6.875% 3/17/36		10,400	8,593
7% 9/26/16		5,190	4,969
7.25% 3/15/15		3,650	3,600
7.25% 3/5/38		5,750	4,938
7.375% 2/5/25		9,290	8,570
11.875% 1/15/30		3,705	5,206
14% 1/19/11	TRY	3,910	2,718
UK Treasury GILT:
4% 3/7/09	GBP	250	494
4.25% 12/7/46	GBP	2,650	4,974
4.5% 12/7/42	GBP	14,825	28,677
5% 3/7/18	GBP	24,700	48,648
5% 3/7/25	GBP	11,420	22,381
8% 6/7/21	GBP	6,155	15,389
Ukraine Government:
6.385% 6/26/12 (g)		1,680	1,596
6.75% 11/14/17 (g)		14,465	12,711
United Mexican States:
7.5% 4/8/33		2,395	2,763
8.3% 8/15/31		2,610	3,256
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	31,737	1,826
8% 11/18/22		5,104	5,461
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		1,250	44
3.9075% 4/20/11 (Reg. S) (j)		10,480	9,406
5.375% 8/7/10 (Reg. S)		4,545	4,302
7% 3/31/38		3,200	2,272
8.5% 10/8/14		7,200	6,804
9% 5/7/23 (Reg. S)		2,985	2,610
9.25% 9/15/27		14,195	13,308
9.375% 1/13/34		4,115	3,734
10.75% 9/19/13		18,240	19,015
13.625% 8/15/18		7,920	9,781
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic:
4% 3/12/28 (f)		$ 1,644	$ 1,381
6.875% 1/15/16 (g)		4,710	4,557
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,183,009)			1,187,525
Supranational Obligations - 0.1%

European Investment Bank 4.75% 10/15/17	EUR	2,200	3,398
Inter-American Development Bank 6.625% 4/17/17	PEN	4,900	1,591
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,970)			4,989
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	156,879	0
Remy International, Inc. (a)	57,470	1,480
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	244,160	1,179
TOTAL CONSUMER DISCRETIONARY		2,659
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)(g)	98	0
Airlines - 0.1%
Delta Air Lines, Inc. (a)	554,243	3,159
Northwest Airlines Corp. (a)	124,148	827
		3,986
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	742,300	12
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	$ 151
TOTAL COMMON STOCKS (Cost $18,257)		6,808
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	541
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	4,581	5,726
TOTAL PREFERRED STOCKS (Cost $5,410)		6,267
Floating Rate Loans - 2.8%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.0%
AM General LLC:
Tranche B, term loan 5.6463% 9/30/13 (j)		$ 3,078	2,824
5.475% 9/30/12 (j)		119	109
			2,933
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (j)		3,750	3,131
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (j)		133	113
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (j)		36	31
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
term loan 5.125% 6/14/14 (j)		$ 425	$ 361
Six Flags, Inc. Tranche B, term loan 4.8733% 4/30/15 (j)		644	566
			1,071
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 7.8006% 11/30/14 (j)		340	238
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (j)		931	912
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.975% 12/12/14 (j)		15,363	12,752
PanAmSat Corp. term loan:
9.25% 8/15/14		4,305	4,192
9.25% 6/15/16		3,725	3,604
			21,698
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (j)		2,444	2,328
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 5.4452% 5/29/14 (j)		3,960	2,871
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (j)		4,583	3,804
Sally Holdings LLC Tranche B, term loan 5.0902% 11/16/13 (j)		678	654
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (j)		1,620	1,523
			8,852
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (j)		1,480	1,460
Tranche B 1LN, term loan 4.6377% 9/5/13 (j)		3,326	3,214
			4,674
TOTAL CONSUMER DISCRETIONARY			44,687
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (j)		1,008	973
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.2266% 6/4/14 (j)		$ 2,424	$ 2,133
TOTAL CONSUMER STAPLES			3,106
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.6568% 1/12/14 (j)		513	504
Helix Energy Solutions Group, Inc. term loan 4.6955% 7/1/13 (j)		86	83
			587
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (j)		478	445
Tranche D, term loan 5.4495% 12/28/13 (j)		1,552	1,444
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (j)		570	557
term loan 4.6539% 10/31/12 (j)		1,004	981
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (j)		370	359
			3,786
TOTAL ENERGY			4,373
FINANCIALS - 0.3%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services Tranche 2LN, term loan 9.28% 8/3/13 (j)		10,815	7,354
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (j)		3,187	2,581
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (j)		1,609	1,359
Tranche B, term loan 5.475% 10/10/13 (j)		5,975	5,049
			6,408
TOTAL FINANCIALS			16,343
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.0506% 4/26/15 (j)(n)		$ 154	$ 151
6.0506% 4/26/15 (j)		613	599
			750
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (j)		5,333	5,013
Tranche DD, term loan 7/25/14 (n)		273	256
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (j)		821	761
			6,030
TOTAL HEALTH CARE			6,780
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.4775% 2/21/13 (j)		85	78
Tranche 2LN, term loan 9.7275% 2/21/14 (j)		130	122
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.06% 9/29/13 (j)		146	141
Tranche 2LN, term loan 8.56% 3/28/14 (j)		60	59
			400
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (j)		315	311
term loan 4.2683% 3/28/14 (j)		523	518
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (j)		114	107
term loan 4.6756% 1/26/14 (j)		1,791	1,683
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8375% 2/7/15 (j)		590	530
			3,149
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 5.6199% 10/3/12 (j)		74	72
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 4.4847% 10/17/12 (j)		58	56
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (j)		$ 3,640	$ 3,504
Tranche B 1LN, term loan 5.215% 5/4/14 (j)		468	449
Navistar International Corp.:
term loan 6.2336% 1/19/12 (j)		2,083	1,958
Credit-Linked Deposit 6.1494% 1/19/12 (j)		757	721
			6,688
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (j)		730	496
VWR Funding, Inc. term loan 4.9825% 6/29/14 (j)		1,300	1,190
			1,686
TOTAL INDUSTRIALS			11,995
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 4.947% 10/1/14 (j)		4,567	4,179
Tranche B-A1, term loan 4.9631% 10/1/14 (j)		1,309	1,198
Tranche B-B, term loan 4.9475% 10/1/12 (j)		5,292	4,974
			10,351
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.4653% 3/20/13 (j)		3,238	3,133
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 4.2094% 12/1/13 (j)		10,456	9,358
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (j)		3,499	3,237
Tranche 2LN, term loan 8.5506% 6/11/15 (j)		1,495	1,278
Open Solutions, Inc. term loan 5.145% 1/23/14 (j)		217	192
			4,707
TOTAL INFORMATION TECHNOLOGY			27,549
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9575% 4/2/13 (j)		$ 186	$ 176
term loan 4.1881% 4/2/14 (j)		1,014	955
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (j)		918	829
Solutia, Inc. term loan 15.5% 2/28/09 (j)		2,305	2,271
			4,231
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.5661% 12/19/13 (j)		2,502	2,152
Novelis Corp. term loan 4.7% 7/6/14 (j)		4,000	3,820
			5,972
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (j)		6,090	5,770
White Birch Paper Co. Tranche 1LN, term loan 5.56% 5/8/14 (j)		1,232	893
			6,663
TOTAL MATERIALS			16,866
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (j)		1,690	1,698
Paetec Communications, Inc. Tranche B, term loan 4.9825% 2/28/13 (j)		269	257
Wind Telecomunicazioni SpA:
term loan 9.9838% 12/12/11 pay-in-kind (j)		4,712	4,440
Tranche 2, term loan 11.3194% 3/21/15 (j)		3,490	3,455
Tranche B, term loan 5.01% 9/21/13 (j)		1,565	1,502
Tranche C, term loan 5.76% 9/21/14 (j)		1,565	1,502
			12,854
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (j)		$ 568	$ 559
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (j)		1,297	1,242
			1,801
TOTAL TELECOMMUNICATION SERVICES			14,655
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (j)		3,767	3,531
4.4506% 2/1/13 (j)		1,845	1,730
			5,261
TOTAL FLOATING RATE LOANS (Cost $162,698)			151,615
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $619)	JPY	76,309	647
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $172,899)	1,746,270	161,093
Preferred Securities - 0.8%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 12,895	13,324
Net Servicos de Comunicacao SA 9.25% (g)	6,300	6,543
		19,867
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%	$ 19,704	$ 19,811
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,250	1,555
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,426
2,981
TOTAL PREFERRED SECURITIES (Cost $42,218)	42,659
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $84)	7,500	141
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 2.38% (b) (Cost $543,659)	543,659,299	543,659
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,136)	$ 2,136	2,136
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,509,392)		5,404,716
NET OTHER ASSETS - 0.1%		5,575
NET ASSETS - 100%		$ 5,410,291
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ 233
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	7,000	338
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	170
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	28,500	(690)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	1,700	(8)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	40,000	(1,028)
		$ 97,200	$ (985)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $415,516,000 or 7.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,971

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $334,000 and $317,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,136,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 422
Barclays Capital, Inc.	595
Goldman, Sachs & Co.	1,119
$ 2,136
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,644
Fidelity Floating Rate Central Fund	5,691
Total	$ 13,335
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 281,312	$ 28,462	$ 131,924	$ 161,093	5.7%
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,404,716	$ 710,068	$ 4,691,080	$ 3,568
Other Financial Instruments*	$ (985)	$ -	$ (985)	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,670
Total Realized Gain (Loss)	(125)
Total Unrealized Gain (Loss)	(5,549)
Cost of Purchases	-
Proceeds of Sales	(292)
Amortization/Accretion	8
Transfer in/out of Level 3	856
Ending Balance	$ 3,568

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.5%
Germany	4.4%
Canada	3.6%
United Kingdom	3.3%
Japan	2.9%
Argentina	2.4%
Venezuela	2.1%
Bermuda	1.4%
Russia	1.2%
Luxembourg	1.0%
Brazil	1.0%
Turkey	1.0%
Others (individually less than 1%)	9.2%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $2,136) - See accompanying schedule: Unaffiliated issuers (cost $4,792,834)	$ 4,699,964
Fidelity Central Funds (cost $716,558)	704,752
Total Investments (cost $5,509,392)		$ 5,404,716
Commitment to sell securities on a delayed delivery basis	(4,982)
Receivable for securities sold on a delayed delivery basis	4,950	(32)
Receivable for investments sold, regular delivery		122,353
Cash		996
Foreign currency held at value (cost $702)		702
Receivable for fund shares sold		6,697
Interest receivable		66,209
Distributions receivable from Fidelity Central Funds		1,768
Prepaid expenses		7
Other affiliated receivables		5
Total assets		5,603,421

Liabilities
Payable for investments purchased Regular delivery	$ 141,798
Delayed delivery	34,426
Payable for fund shares redeemed	10,121
Distributions payable	2,386
Swap agreements, at value	985
Accrued management fee	2,541
Other affiliated payables	636
Other payables and accrued expenses	237
Total liabilities		193,130

Net Assets		$ 5,410,291
Net Assets consist of:
Paid in capital		$ 5,465,828
Undistributed net investment income		17,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,534
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(105,389)
Net Assets, for 528,653 shares outstanding		$ 5,410,291
Net Asset Value, offering price and redemption price per share ($5,410,291 ÷ 528,653 shares)		$ 10.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2008

Investment Income
Dividends		$ 1,933
Interest		145,218
Income from Fidelity Central Funds		13,335
Total income		160,486

Expenses
Management fee	$ 14,879
Transfer agent fees	3,070
Accounting fees and expenses	689
Custodian fees and expenses	161
Independent trustees' compensation	11
Registration fees	151
Audit	63
Legal	8
Miscellaneous	19
Total expenses before reductions	19,051
Expense reductions	(43)	19,008
Net investment income		141,478
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,837
Fidelity Central Funds	(19,361)
Foreign currency transactions	848
Futures contracts	156
Swap agreements	8,144
Total net realized gain (loss)		30,624
Change in net unrealized appreciation (depreciation) on: Investment securities	(131,195)
Assets and liabilities in foreign currencies	168
Futures contracts	8
Swap agreements	(5,268)
Delayed delivery commitments	(9)
Total change in net unrealized appreciation (depreciation)		(136,296)
Net gain (loss)		(105,672)
Net increase (decrease) in net assets resulting from operations		$ 35,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 141,478	$ 271,155
Net realized gain (loss)	30,624	91,391
Change in net unrealized appreciation (depreciation)	(136,296)	(107,118)
Net increase (decrease) in net assets resulting from operations	35,806	255,428
Distributions to shareholders from net investment income	(133,144)	(266,888)
Distributions to shareholders from net realized gain	(29,806)	(65,893)
Total distributions	(162,950)	(332,781)
Share transactions Proceeds from sales of shares	1,054,212	2,016,023
Reinvestment of distributions	145,709	298,450
Cost of shares redeemed	(919,602)	(1,226,700)
Net increase (decrease) in net assets resulting from share transactions	280,319	1,087,773
Total increase (decrease) in net assets	153,175	1,010,420

Net Assets
Beginning of period	5,257,116	4,246,696
End of period (including undistributed net investment income of $17,318 and undistributed net investment income of $8,984, respectively)	$ 5,410,291	$ 5,257,116
Other Information Shares
Sold	101,437	190,112
Issued in reinvestment of distributions	14,063	28,258
Redeemed	(88,464)	(116,054)
Net increase (decrease)	27,036	102,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30,

Years ended December 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.64	$ 10.43	$ 10.77	$ 10.50	$ 9.40
Income from Investment Operations
Net investment income D	.279	.594	.575	.551	.570	.566
Net realized and unrealized gain (loss)	(.207)	(.032)	.251	(.227)	.383	1.142
Total from investment operations	.072	.562	.826	.324	.953	1.708
Distributions from net investment income	(.262)	(.584)	(.556)	(.544)	(.553)	(.578)
Distributions from net realized gain	(.060)	(.138)	(.060)	(.120)	(.130)	(.030)
Total distributions	(.322)	(.722)	(.616)	(.664)	(.683)	(.608)
Net asset value, end of period	$ 10.23	$ 10.48	$ 10.64	$ 10.43	$ 10.77	$ 10.50
Total Return B, C	.69%	5.44%	8.15%	3.12%	9.44%	18.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.75%	.75%	.76%	.80%
Expenses net of fee waivers, if any	.73%A	.73%	.75%	.75%	.76%	.80%
Expenses net of all reductions	.73%A	.73%	.75%	.75%	.76%	.80%
Net investment income	5.40%A	5.61%	5.49%	5.23%	5.46%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,410	$ 5,257	$ 4,247	$ 3,462	$ 3,191	$ 2,340
Portfolio turnover rateF	272%A	140%	80%	119%	94%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices

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3. Significant Accounting Policies - continued

Security Valuation - continued

in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,991
Unrealized depreciation	(189,304)
Net unrealized appreciation (depreciation)	$ (96,313)
Cost for federal income tax purposes	$ 5,501,029

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,038,836 and $3,955,376, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $20 and $23, respectively.

Semiannual Report

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund two hundred and seventy-nine dollars, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

August 22, 2008

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FSN-USAN-0808
1.787791.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008